UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21910

 Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee

227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 827-0100

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2014 - August 31, 2015

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

August 31, 2015

GUGGENHEIM FUNDS
ANNUAL REPORT

YAO GUGGENHEIM CHINA ALL-CAP ETF
CQQQ GUGGENHEIM CHINA TECHNOLOGY ETF
EMRE GUGGENHEIM EMERGING MARKETS REAL ESTATE ETF
TAN GUGGENHEIM SOLAR ETF
CGW GUGGENHEIM S&P GLOBAL WATER INDEX ETF
GHII GUGGENHEIM S&P HIGH INCOME INFRASTRUCTURE ETF

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION
The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:
•            Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.
•            Investor guides and fund fact sheets.
•            Regulatory documents including a prospectus and copies of shareholder reports.
Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents
Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Performance Report and Fund Profile	14

About Shareholders' Fund Expenses	26

Schedule of Investments	27

Statement of Assets and Liabilities	41

Statement of Operations	43

Statements of Changes in Net Assets	45

Financial Highlights	48

Notes to Financial Statements	54

Report of Independent Registered Public Accounting Firm	61

Supplemental Information	62

Approval of Advisory Agreement – Claymore Exchange Traded Fund Trust 2	65

Trust Information	71

About the Trust Adviser	Back Cover

August 31, 2015
DEAR SHAREHOLDER
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser"), is pleased to present the annual shareholder report for several of our exchange-traded funds ("ETFs" or "Funds"). This report covers performance of the Funds for the annual fiscal period ended August 31, 2015.
The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC ("Guggenheim"), a global diversified financial services firm.
Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.
To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.
Sincerely,
Donald Cacciapaglia
President, Chief Executive Officer and Trustee
Claymore Exchange-Traded Fund Trust 2
September 30, 2015

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ECONOMIC AND MARKET OVERVIEW	August 31, 2015
The U.S. economic expansion is beginning to approach its late stages, but the underlying fundamentals of the economy remain strong. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.7% for the third quarter. The labor and housing markets continue to strengthen, and consumption has benefited from low energy prices.
Markets have been anticipating a rate hike by the U.S. Federal Reserve (the "Fed") sometime before the end of 2015, but the Fed's insistence on being data dependent provides it with significant flexibility. Among measures being watched closely is wage growth, an indicator of inflationary pressure, which has been subdued. Once the Fed begins its tightening process, the terminal value of the Fed funds rate may be lower than expected.
Overseas, growth in the Chinese economy continues to slow, with a recent devaluation a government attempt to stimulate exports. Policymakers are likely to continue to do whatever is necessary to maintain growth at an acceptable level, but turbulence is expected to persist. The Japanese economy's long-term prospects also remain weak, with continued monetary accommodation leading to more capital being exported. In Europe, economic data have also slipped recently, and export growth may suffer due to falling demand from China. Events in Greece are likely to remain unsettled.
Responsible for much of this international turbulence is the massive misalignment of exchange rates, which finds its roots in quantitative easing. Japan, for example, has weakened its currency by over 50% against the U.S. dollar while China, Japan's largest trading partner, has basically pegged the renminbi to the dollar. Strains on the terms of trade between countries that have devalued and those that have not have built to the point that perpetuating these disparities is destabilizing to the countries that have staunchly fought devaluation. Witness China's recent move to devalue the renminbi versus the dollar, proving that artificial equilibrium is not only impossible to maintain, but ultimately disruptive to markets and economic growth.
Now we are facing the turbulent path to a new equilibrium, including the potential for several months of volatility for risk assets. In such a challenging period, many take comfort in governments' willingness to use the printing press. It is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It's also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.
For the 12 months ended August 31, 2015, the Standard & Poor's 500® ("S&P 500") Index returned 0.48%. The Morgan Stanley Capital International ("MSCI") Europe-Australasia-Far East ("EAFE") Index returned -7.47%. The return of the MSCI Emerging Markets Index was -22.95%.
In the bond market, the Barclays U.S. Aggregate Bond Index posted a 1.56% return for the period, while the Barclays U.S. Corporate High Yield Index returned -2.93%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was 0.03% for the 12-month period.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

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August 31, 2015
Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.
The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or "MBS" (agency fixed-rate and hybrid adjustable-rate mortgage, or "ARM", pass-throughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS").
The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB +/BB + or below.
The Dow Jones Global Utilities Index includes those companies in the Dow Jones Global Index associated with generating and distributing electricity through the burning of fossil fuels such as coal, petroleum and natural gas, and through nuclear energy; alternative electricity companies generating and distributing electricity from a renewable source; distributors of gas to end users; and multi-utility and water companies.
The FTSE EPRA/NAREIT Global Real Estate Index is an unmanaged portfolio of approximately 423 constituents from 37 countries, including both developed and emerging markets.
The MSCI (Morgan Stanley Capital International) China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips.
The MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.
The MSCI Emerging Markets Index is a free float-adjusted market-capitalization weighted index that is designed to measure equity market performance in the global emerging markets.
The MSCI World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.
The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation.
The Standard & Poor's Global BMI (Broad Market Index), which comprises the S&P Developed BMI and S&P Emerging BMI, is a comprehensive, rules-based index measuring global stock market performance.
Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	August 31, 2015
YAO Guggenheim China All-Cap ETF
Fund Overview
The Guggenheim China All-Cap ETF, NYSE Arca ticker: YAO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China All-Cap Index (the "Index").
The Index is designed to measure and monitor the performance of the investable universe of publicly traded companies based in mainland China. The Index was created by AlphaShares, LLC ("AlphaShares") and is maintained by Standard & Poor's. The Index includes equity securities of companies of all capitalizations, as defined by AlphaShares, subject to certain minimum capitalization requirements. The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2015.
On a market price basis, the Fund generated a total return of -13.42%, which included a decrease in market price over the period to $24.13 as of August 31, 2015, from $28.52 as of August 31, 2014. On an NAV basis, the Fund generated a total return of -12.51%, which included a decrease in NAV over the period to $24.42 as of August 31, 2015, from $28.56 as of August 31, 2014. At the end of the period, the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.
For comparison, the Index returned -13.10% and the MSCI China Index returned -9.34% for the same period.
The Fund made an annual income distribution of $0.6450 per share on December 31, 2014, to shareholders of record on December 29, 2014.
Performance Attribution
For the 12-month period ended August 31, 2015, the financial sector contributed the most to the Fund's return, followed by the industrial sector. The energy sector detracted the most from return, followed by the communications sector.
Positions that contributed the most to the Fund's return included Ping An Insurance Group Company of China Ltd., a provider of insurance services in China (2.7% of the Fund's long-term investments at period end); China Life Insurance Co. Ltd., which provides life insurance and annuity products (3.0% of the Fund's long-term investments at period end); and Tech Pro Technology Development Ltd., which makes and sells electrolytic capacitors (not held at period end).
Positions that detracted the most from the Fund's return included Alibaba Group Holding Ltd., ADR, which operates as a holding company providing internet infrastructure, e-commerce, online financial, and Internet content services through its subsidiaries PetroChina Co. Ltd., an oil and gas company; and CNOOC Ltd., a producer of oil and natural gas (2.9%, 2.1%, and 2.3%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	August 31, 2015
CQQQ Guggenheim China Technology ETF
Fund Overview
The Guggenheim China Technology ETF, NYSE Arca ticker: CQQQ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Technology Index (the "Index").
The Index is designed to measure and monitor the performance of the universe of publicly traded companies that are based in mainland China, Hong Kong, or Macau, are in the Information Technology Sector, as defined by Standard & Poor's Global Industry Classification Standard, and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares") and is maintained by Standard & Poor's. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to certain minimum capitalization requirements).
The Index may include Hong Kong-listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. or NASDAQ Stock Market. The Index does not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.
The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2015.
On a market price basis, the Fund generated a total return of -21.85%, which included a decrease in market price over the period to $29.31 as of August 31, 2015, from $37.88 as of August 31, 2014. On an NAV basis, the Fund generated a total return of -21.62%, which included a decrease in NAV over the period to $29.55 as of August 31, 2015, from $38.09 as of August 31, 2014. At the end of the period, the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.
For comparison, the Index returned -23.56% and the MSCI China Index returned -9.34% for the same period.
The Fund made an annual income distribution of $0.3450 per share on December 31, 2014, to shareholders of record on December 29, 2014.
Performance Attribution
For the 12-month period ended August 31, 2015, all sectors detracted from the Fund's return. The diversified sector and the consumer, cyclical sector detracted the least from the Fund's return. The communications sector and the energy sector detracted the most.
Positions that contributed the most to the Fund's return included NetEase, Inc., ADR, a Chinese Internet company (8.1% of the Fund's long-term investments at period end); Tech Pro Technology Development Ltd., which makes and sells electrolytic capacitors (not held at period end) and Tencent Holdings Ltd., whose sub-sidiaries provide medin, entertainment, Internet, and Mobile services (13.2% of the Fund's long-term holdings at period end).
Positions that detracted the most from the Fund's return included Baidu, Inc., ADR, which operates an Internet search engine; Lenovo Group Ltd., which, through its subsidiaries, sells and manufactures personal computers and handheld devices; and Qihoo 360 Technology Company Ltd., ADR, an Internet security service provider (10.0%, 5.4%, and 4.9%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	August 31, 2015
EMRE Guggenheim Emerging Markets Real Estate ETF
Fund Overview
The Guggenheim Emerging Markets Real Estate ETF, NYSE Arca ticker: EMRE (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares Emerging Markets Real Estate Index (the "Index"). EMRE invests in publicly traded emerging markets real estate securities that seek to benefit from the growth of the real estate industry across nearly two dozen emerging market countries and the income typically generated by real estate investments.
The Index is designed to measure and monitor the performance of the investable universe of publicly traded companies and real estate investment trusts (REITs) deriving a majority of their revenues from real estate development, management, and/or ownership of property in the countries of the S&P BMI Emerging Markets Index. The S&P Emerging BMI captures all companies domiciled in the emerging markets within the S&P Global BMI with a float-adjusted market capitalization of at least $100 million and a minimum annual trading liquidity of $50 million. The index is segmented by country/region, size (large, mid, and small), style (value and growth), and GICS (sectors/industry groups).
A substantial portion of the Index may consist of the securities of Chinese issuers. The Index may include Hong Kong-listed securities, including China H-shares (which are issued by companies incorporated in mainland China), Red Chip shares (which are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China), and N-Shares (which are issued by companies based in mainland China and listed on the NYSE Arca or NASDAQ). The Index will not include China A-Shares or China B-Shares, each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.
The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index).
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period beginning at the Fund's inception of September 29, 2014, through August 31, 2015.
On a market price basis, the Fund generated a total return of -14.22%, which included a decrease in market price over the period to $20.73 on August 31, 2015, from $25.00 at inception. On an NAV basis, the Fund generated a total return of -14.61%, which included a decrease in NAV over the period to $20.64 on August 31, 2015, from $24.99 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.
For comparison, the Index returned -11.26% since inception. There were a number of factors that contributed to the underperformance of the NAV return vs. the Index. These factors included complexities with investing the initial proceeds of the Fund, the relatively small asset size of the Fund, and the lack of liquidity of certain securities held within the Index. The FTSE EPRA/NAREIT Global Real Estate Index returned 0.36% since inception.
The Fund made the following quarterly income distributions for the abbreviated annual fiscal period ended August 31, 2015:

Payable Date	Amount
December 31, 2014	$0.3580
March 31, 2015	$0.0615
June 30, 2015	$0.4032
Total	$0.8227
Performance Attribution
For the abbreviated annual fiscal period ended August 31, 2015, the financial sector composed 97% of the Fund and accounted for most of the Fund's negative performance.
Positions that contributed the most to the Fund's return included Evergrande Real Estate Group Ltd., an integrated residential property developer in China; Resilient Property Income Fund Ltd., a property investment company in South Africa; and China Resources Land Ltd., which through its subsidiaries develops and invests in properties (2.4%, 2.0%, and 3.9%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included BR Malls Participacoes S.A., a service provider for Brazilian shopping malls; Fibra Uno Administracios S.A. De CV, a real estate investment trust focusing on Mexican properties; and Emaar Properties PJSC, a Dubai-based real estate development company (1.3%, 4.0%, and 5.8%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	August 31, 2015
TAN Guggenheim Solar ETF
Fund Overview
The Guggenheim Solar ETF, NYSE Arca ticker: TAN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the MAC Global Solar Energy Index (the "Index").
As of August 31, 2015, the Index is comprised of approximately 26 securities selected based on the relative importance of solar power within the company's business model, as determined by MAC Indexing LLC (the "Index Provider"). As of such date, the median market capitalization of securities included in the Index was $400 million. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end users; companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers; companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (as defined in the Fund prospectus under "Index Methodology") from solar power system sales, distribution, installation, integration, or financing; and companies that specialize in selling electricity derived from solar power.
The Index is generally comprised of equity securities, including American depositary receipts ("ADRs"), and global depositary receipts ("GDRs"), traded in developed markets, as defined by the Index Provider. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. The Fund will invest at least 90% of its total assets in common stock, ADRs, and GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2015.
On a market price basis, the Fund generated a total return of -30.57%, which included a decrease in market price over the period to $29.57 as of August 31, 2015, from $43.39 as of August 31, 2014. On an NAV basis, the Fund generated a total return of -30.51%, which included a decrease in NAV over the period to $29.72 as of August 31, 2015, from $43.58 as of August 31, 2014. At the end of the period, the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.
For comparison, the Index returned -34.20% and the MSCI World Index returned -4.13% for the same period.
The Fund made an annual income distribution of $0.6400 per share on December 31, 2014, to shareholders of record on December 29, 2014.
Performance Attribution
The Fund's holdings are mostly in the energy, technology, and industrial sectors. The technology sector contributed the most to the Fund's return for the 12-month period ended August 31, 2015. The energy sector detracted the most from return, followed by the industrial sector.
Positions that contributed the most to the Fund's return included Hanwha Q Cells Co. Ltd., which manufactures photovoltaic (PV) cells and modules and provides PV cell processing services in China (2.3% of the Fund's long-term investments at period end); SMA Solar Technology AG, which manufactures solar inverters (6.0% of the Fund's long-term investments at period end) and Advanced Energy Industries, Inc., which makes power conversion, solar inverters and control systems used in plasma-based thin film production equipment (4.1% of the Fund's long-term investments at period end).
Positions that detracted most from the Fund's return included GCL-Poly Energy Holdings Ltd., which provides power and heat via cogeneration, incineration, and wind power (5.2% of the Fund's long-term investments at period end); Shunfeng International Clean Energy Ltd., which develops and operates solar power plants (2.0% of the Fund's long-term investments at period end); and GT Advanced Technologies, Inc., a provider of crystal growth equipment (not held at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	August 31, 2015
CGW Guggenheim S&P Global Water Index ETF
Fund Overview
The Guggenheim S&P Global Water Index ETF, NYSE Arca ticker: CGW (the "Fund"), seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Water Index (the "Index").
The Index is comprised of approximately 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor's Financial Services LLC, a division of McGraw Hill Financial ("S&P"), generally defines "developed markets" as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. The universe of companies includes all companies classified by Standard & Poor's Global Industry Classifications as being associated (in a manner representing a major component of such companies' business) with the global demand for water, including water utilities, infrastructure, equipment, instruments, and materials. Total market capitalization and float-adjusted market capitalization of securities in the Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P. The Fund will invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2015.
On a market price basis, the Fund generated a total return of -6.77%, which included a decrease in market price over the period to $26.64 as of August 31, 2015, from $29.08 as of August 31, 2014. On an NAV basis, the Fund generated a total return of -6.47%, which included a decrease in NAV over the period to $26.67 as of August 31, 2015, from $29.02 as of August 31, 2014. At the end of the period, shares of the Fund at NAV were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.
For comparison, the Index returned -6.25%, the MSCI World Index returned -4.13%, and the Dow Jones Global Utilities Index returned -8.56% for the same period.
The Fund made an annual income distribution of $0.4980 per share on December 31, 2014, to shareholders of record on December 29, 2014.
Performance Attribution
For the 12-month period ended August 31, 2015, the Fund was invested mostly in the utilities and industrial sectors. Both of those sectors detracted from performance.
Positions that contributed the most to the Fund's return included Veolia Environnement S.A., a France-based operator of utility and public transportation businesses; Danaher Corp., which makes and markets products and services for the medical, industrial, and commercial sectors; and American Water Works Co., Inc., which provides drinking water, wastewater, and other water-related services in multiple U.S. states and Ontario, Canada (6.1%, 5.6%, and 6.0%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included Pentair plc, a U.K.-based provider of services related to water and other fluids, thermal management, and equipment protection; Cia de Saneamento Basico de Estado de Sao Paulo, ADR, a Brazilian company that collects, treats, and distributes water; and Alfa Laval AB, a Swedish company that provides equipment and systems for heating, cooling, separation, and transportation of various foods, chemicals, and liquids (5.9%, 1.0%, and 3.1%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	August 31, 2015
GHII Guggenheim S&P High Income Infrastructure ETF
Fund Overview
The Guggenheim S&P High Income Infrastructure ETF, NYSE Arca ticker: GHII (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of the S&P High Income Infrastructure Index (the "Index"). The Fund, using a "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Index.
The Index is designed to measure and monitor the performance of 50 high-yielding global equity securities of companies that engage in various infrastructure-related sub-industries. Index constituents must meet size, listing, and liquidity requirements and also be part of the S&P Global BMI Index, which is a rules-based index that measures global stock market performance.
The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index).
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period beginning at the Fund's inception of February 11, 2015, through August 31, 2015.
On a market price basis, the Fund generated a total return of -8.37%, which included a decrease in market price over the period to $22.56 on August 31, 2015, from $25.05 at inception. On an NAV basis, the Fund generated a total return of -7.06%, which included a decrease in NAV over the period to $22.87 on August 31, 2015, from $25.05 at inception. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.
For comparison, the Index returned -5.91% since inception, and the S&P Global BMI Index returned -3.62% for the same period.
The fund made the following quarterly income distributions for the abbreviated annual fiscal period ended August 31, 2015:

Payable Date	Amount
March 31, 2015	$0.0915
June 30, 2015	$0.3447
Total	$0.4362
Performance Attribution
For the abbreviated annual fiscal period ended August 31, 2015, the industrial sector contributed the most to the Fund's performance. The utilities sector detracted the most, followed by the energy sector.
Positions that contributed the most to the Fund's return included Williams Cos., Inc., a leading energy infrastructure company in North America (not held at period end); Hutchison Port Holdings Trust, the first publicly traded container port business trust that is affiliated with Hutchison Port Holdings and a subsidiary of Hutchison Whampoa Ltd. (4.0% of the Fund's long-term investments at period end); and Sydney Airport, a company that operates the airport in the Australian city (4.8% of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included TransCanada Corp., a leading energy infrastructure company in North America; Kinder Morgan, Inc., a provider of pipeline transportation and energy storage; and Fortum OYJ, a Finland-based provider of energy related products and services (3.9%, 4.2%, and 2.0%, respectively, of the Fund's long-term investments at period end).

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August 31, 2015
Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.
This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to each individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.
Investment Risk. An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Equity Risk. The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.
Foreign Investment Risk. A Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic, or social developments could undermine the value of such Fund's investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Emerging Markets Risk. Investment in securities of issuers based in developing or "emerging market" countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.
Micro-, Small-, and Medium-Sized Company Risk. Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed, and there may be less available information about the company.
Replication Management Risk. The Funds are not "actively" managed. Therefore, a Fund would not necessarily sell a security because the stock's issuer was in financial trouble unless that stock is removed from such Fund's Index.
Non-Correlation Risk. A Fund's return may not match the return of such Fund's index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Non-Diversified Fund Risk. Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
China Investment Risk (YAO CQQQ and EMRE). Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources, and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.
Guggenheim Emerging Markets Real Estate ETF may not be suitable for all investors. Investments in the real estate industry, including REITS, subjects the Fund to the same risks as direct investments in real estate, which are particularly sensitive to economic downturns. Investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). Investments in Chinese companies may also involve additional risks. Investments in small- or medium-sized companies may involve greater risk than investing in larger, more established companies. Investments in securities of smaller issuers can be more volatile than that of larger issuers. Investments in micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable and their shares tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

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August 31, 2015
Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds' portfolios. Financial market conditions, as well as various social and political tensions in the U.S. and around the world, have contributed to increased market volatility and may have long-term effects on the U.S. and worldwide financial markets and cause further economic uncertainties or deterioration in the U.S. and worldwide. The Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets.
There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.
In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in each Fund's Prospectus and Statement of Additional Information and at guggenheiminvestments.com.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	August 31, 2015
YAO Guggenheim China All-Cap ETF

Fund Statistics
Share Price	$24.13
Net Asset Value	$24.42
Discount to NAV	-1.19%
Net Assets ($000)	$29,308

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED AUGUST 31, 2015
				Since
	One	Three	Five	Inception
	Year	Year	Year	(10/19/09)
Guggenheim China All-Cap ETF
NAV	-12.51%	6.29%	1.90%	1.44%
Market	-13.42%	5.68%	1.66%	1.22%
AlphaShares China
All Cap Index	-13.10%	6.56%	2.36%	1.95%
MSCI China Index	-9.34%	6.73%	2.14%	1.41%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.82 per share for share price returns or initial net asset value (NAV) of $24.82 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Investments:
Financial	36.6%
Communications	24.8%
Energy	9.1%
Consumer, Non-cyclical	8.6%
Industrial	6.6%
Consumer, Cyclical	5.9%
Utilities	3.7%
Other	4.6%
Total Common Stocks	99.9%
Securities Lending Collateral	14.0%
Total Investments	113.9%
Other Assets & Liabilities, net	-13.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Tencent Holdings Ltd.	6.6%
China Mobile Ltd.	5.8%
China Construction Bank Corp. — Class H	4.9%
Industrial & Commercial Bank of China Ltd. — Class H	4.8%
Baidu, Inc. ADR	3.7%
Bank of China Ltd. — Class H	3.7%
China Life Insurance Company Ltd. — Class H	3.0%
Alibaba Group Holding Ltd. ADR	2.9%
Ping An Insurance Group Company of China Ltd. — Class H	2.7%
CNOOC Ltd.	2.3%
Top Ten Total	40.4%
"Ten Largest Holdings" exclude any temporary cash or derivative investments.

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
YAO Guggenheim China All-Cap ETF continued
This graph compares a hypothetical $10,000 investment in the Fund,made at its inception, with a similar investment in the MSCI China Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips. The referenced index is unmanaged and not available for direct investment. The index is unmanaged. It is not possible to invest directly in the MSCI China Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed,may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
CQQQ Guggenheim China Technology ETF

Fund Statistics
Share Price	$29.31
Net Asset Value	$29.55
Discount to NAV	-0.81%
Net Assets ($000)	$45,804

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED AUGUST 31, 2015
				Since
	One	Three	Five	Inception
	Year	Year	Year	(12/08/09)
Guggenheim China Technology ETF
NAV	-21.62%	15.25%	5.38%	4.16%
Market	-21.85%	15.06%	5.17%	4.01%
AlphaShares China
Technology
Index	-23.56%	14.61%	5.11%	3.98%
MSCI China Index	-9.34%	6.73%	2.14%	0.55%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI China Index is a capitalized-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips, and P chips.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Investments:
Communications	55.7%
Technology	25.2%
Industrial	9.4%
Energy	5.4%
Basic Materials	1.8%
Consumer, Cyclical	1.3%
Consumer, Non-cyclical	0.9%
Diversified	0.2%
Total Common Stocks	99.9%
Securities Lending Collateral	22.7%
Total Investments	122.6%
Other Assets & Liabilities, net	-22.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Tencent Holdings Ltd.	12.1%
Baidu, Inc. ADR	9.1%
Alibaba Group Holding Ltd. ADR	8.7%
NetEase, Inc. ADR	7.3%
AAC Technologies Holdings, Inc.	5.3%
Lenovo Group Ltd.	4.9%
Qihoo 360 Technology Company Ltd. ADR	4.5%
Semiconductor Manufacturing International Corp.	2.9%
SINA Corp.	2.9%
Youku Tudou, Inc. ADR	2.4%
Top Ten Total	60.1%
"Ten Largest Holdings" exclude any temporary cash or derivative investments.

16 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
CQQQ Guggenheim China Technology ETF continued
This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI China Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips. The referenced index is unmanaged. It is not possible to invest directly in the MSCI China Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
EMRE Guggenheim Emerging Markets Real Estate ETF

Fund Statistics
Share Price	$20.73
Net Asset Value	$20.64
Premium to NAV	0.44%
Net Assets ($000)	$2,064

TOTAL RETURN FOR
THE PERIOD ENDED AUGUST 31, 2015
Since
Inception
(09/29/14)
(non-annualized)
Guggenheim Emerging Market Real Estate ETF
NAV	-14.61%
Market	-14.22%
AlphaShares Emerging
Markets Real Estate
Index	-11.26%
FTSE EPRA/NAREIT Global Real Estate Index	0.36%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
FTSE EPRA/NAREIT Global Real Estate Index is an unmanaged portfolio of approximately 423 constituents from 37 countries, including both developed and emerging markets.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Investments:
Financial	97.1%
Consumer, Cyclical	1.1%
Industrial	1.0%
Diversified	0.8%
Total Common Stocks	100.0%
Securities Lending Collateral	3.7%
Total Investments	103.7%
Other Assets & Liabilities, net	-3.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
China Overseas Land & Investment Ltd.	6.0%
Emaar Properties PJSC	5.8%
Fibra Uno Administracion S.A. de CV	4.0%
China Resources Land Ltd.	3.9%
Ayala Land, Inc.	3.5%
Growthpoint Properties Ltd.	3.3%
SM Prime Holdings, Inc.	3.1%
Evergrande Real Estate Group Ltd.	2.4%
Redefine Properties Ltd.	2.4%
China Vanke Company Ltd. — Class H	2.3%
Top Ten Total	36.7%
"Ten Largest Holdings" exclude any temporary cash or derivative investments.

18 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
EMRE Guggenheim Emerging Markets Real Estate ETF continued
This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the FTSE EPRA/NAREIT Global Real Estate Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The FTSE EPRA/NAREIT Global Real Estate Index is an unmanaged portfolio of approximately 423 constituents from 37 countries, including both developed and emerging markets. It is not possible to invest directly in the FTSE EPRA/NAREIT Global Real Estate Index . Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
TAN Guggenheim Solar ETF

Fund Statistics
Share Price	$29.57
Net Asset Value	$29.72
Discount to NAV	-0.50%
Net Assets ($000)	$266,545

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED AUGUST 31, 2015
				Since
	One	Three	Five	Inception
	Year	Year	Year	(04/15/08)
Guggenheim Solar ETF
NAV	-30.51%	25.99%	-13.04%	-23.01%
Market	-30.57%	25.83%	-13.03%	-23.06%
MAC Global Solar
Energy Index	-34.20%	22.30%	-16.04%	-24.39%
MSCI World Index	-4.13%	10.95%	11.07%	3.94%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $251.30* per share for share price returns or initial net asset value (NAV) of $251.30* per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.76%. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was 0.70% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.73%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018, to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Investments:
Energy	60.0%
Industrial	24.5%
Technology	9.6%
Utilities	3.3%
Basic Materials	2.1%
Total Common Stocks	99.5%
Securities Lending Collateral	43.1%
Total Investments	142.6%
Other Assets & Liabilities, net	-42.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
First Solar, Inc.	8.5%
SolarCity Corp.	7.2%
SMA Solar Technology AG	6.0%
SunPower Corp. — Class A	5.4%
GCL-Poly Energy Holdings Ltd.	5.2%
Xinyi Solar Holdings Ltd.	5.1%
Meyer Burger Technology AG	4.9%
Trina Solar Ltd. ADR	4.3%
Advanced Energy Industries, Inc.	4.1%
TerraForm Power, Inc. — Class A	3.9%
Top Ten Total	54.6%
"Ten Largest Holdings" exclude any temporary cash or derivative investments.
*Reflects 1 for 10 reverse stock split that occurred on February 15, 2012.
20 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
TAN Guggenheim Solar ETF continued
This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The MSCI World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced index is unmanaged. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
CGW Guggenheim S&P Global Water Index ETF

Fund Statistics
Share Price	$26.64
Net Asset Value	$26.67
Discount to NAV	-0.11%
Net Assets ($000)	$346,709

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED AUGUST 31, 2015
				Since
	One	Three	Five	Inception
	Year	Year	Year	(05/14/07)
Guggenheim S&P Global
Water Index ETF
NAV	-6.47%	10.13%	11.37%	3.27%
Market	-6.77%	10.21%	11.50%	3.25%
S&P Global
Water Index	-6.25%	10.46%	11.73%	3.79%
MSCI World Index	-4.13%	10.95%	11.07%	2.53%
Dow Jones Global
Utilities Index	-8.56%	6.16%	2.83%	-2.20%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.78 per share for share price returns or initial net asset value (NAV) of $24.78 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Dow Jones Global Utilities Index consists of companies that provide electrical, water, natural gas, and telephone utilities. The index is quoted in USD. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.65%. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was 0.64% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.64%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Investments:
Industrial	48.6%
Utilities	41.0%
Consumer, Non-cyclical	5.6%
Consumer, Cyclical	2.4%
Basic Materials	1.9%
Total Common Stocks	99.5%
Securities Lending Collateral	1.5%
Total Investments	101.0%
Other Assets & Liabilities, net	-1.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Geberit AG	7.0%
Veolia Environnement S.A.	6.1%
American Water Works Company, Inc.	6.0%
Pentair plc	5.9%
United Utilities Group plc	5.7%
Danaher Corp.	5.6%
Severn Trent plc	4.9%
Suez Environnement Co.	4.0%
Xylem, Inc.	3.5%
IDEX Corp.	3.3%
Top Ten Total	52.0%
"Ten Largest Holdings" exclude any temporary cash or derivative investments.

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
CGW Guggenheim S&P Global Water Index ETF continued
This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all distributions and capital gains. Past performance is no guarantee of future results. The MSCI World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced index is unmanaged. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 23

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
GHII Guggenheim S&P High Income Infrastructure ETF

Fund Statistics
Fund Statistics
Share Price	$22.56
Net Asset Value	$22.87
Discount to NAV	-1.36%
Net Assets ($000)	$2,287

TOTAL RETURN FOR
THE PERIOD ENDED AUGUST 31, 2015
Since
Inception
(02/11/15)
(non-annualized)
Guggenheim S&P High Income Infrastructure ETF
NAV	-7.06%
Market	-8.37%
S&P High Income Infrastructure Index	-5.91%
S&P Global BMI Index	-3.62%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.
The S&P High Income Infrastructure Index is designed to serve as a benchmark for yield-seeking equity investors looking for infrastructure exposure. The index is composed of the 50 highest-dividend-paying companies within the S&P Global BMI that operate in the energy, transportation, and utilities sectors.
The S&P Global BMI is a comprehensive, rules-based index designed to measure global stock market performance. The index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million in all included countries. The S&P Global BMI is made up of the S&P Developed BMI and the S&P Emerging BMI indices.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.45% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Investments:
Utilities	47.8%
Energy	27.7%
Consumer, Non-cyclical	14.9%
Industrial	8.6%
Total Common Stocks	99.0%
Other Instruments:
Securities Lending Collateral	3.8%
Preferred Stocks	0.7%
Total Other Instruments	4.5%
Total Investments	103.5%
Other Assets & Liabilities, net	-3.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
ONEOK, Inc.	4.9%
Sydney Airport	4.7%
Veresen, Inc.	4.7%
Transurban Group	4.4%
Abertis Infraestructuras S.A.	4.3%
Kinder Morgan, Inc.	4.2%
Hutchison Port Holdings Trust — Class U	4.0%
Pembina Pipeline Corp.	4.0%
TransCanada Corp.	3.9%
Ship Finance International Ltd.	3.9%
Top Ten Total	43.0%
"Ten Largest Holdings" exclude any temporary cash or derivative investments.

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	August 31, 2015
GHII Guggenheim S&P High Income Infrastructure ETF continued
This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the S&P Global BMI Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P Global BMI is a comprehensive, rules-based index designed to measure global stock market performance. The index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million in all included countries. The S&P Global BMI is made up of the S&P Developed BMI and the S&P Emerging BMI indices. It is not possible to invest directly in the S&P Global BMI Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 25

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited)	August 31, 2015
All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund's gross income and reduce the investment return of the Fund.
A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning February 28, 2015 and ending August 31, 2015.
The following tables illustrate a Fund's costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading "Expenses Paid During Period."
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund's cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund's expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	Account Value	Account Value	During
	Ratio1	Return	February 28, 2015	August 31, 2015	Period2
Table 1. Based on actual Fund return3
Guggenheim China All-Cap ETF	0.70%	(13.98)%	$1,000.00	$860.17	$3.28
Guggenheim China Technology ETF	0.70%	(17.46)%	1,000.00	825.42	3.22
Guggenheim Emerging Markets Real Estate ETF	0.65%	(16.12)%	1,000.00	838.81	3.01
Guggenheim Solar ETF	0.70%	(24.59)%	1,000.00	754.12	3.09
Guggenheim S&P Global Water Index ETF	0.64%	(6.06)%	1,000.00	939.42	3.13
Guggenheim S&P High Income Infrastructure ETF	0.45%	(7.82)%	1,000.00	921.82	2.18

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim China All-Cap ETF	0.70%	5.00%	$1,000.00	$1,021.68	$3.57
Guggenheim China Technology ETF	0.70%	5.00%	1,000.00	1,021.68	3.57
Guggenheim Emerging Markets Real Estate ETF	0.65%	5.00%	1,000.00	1.021.93	3.31
Guggenheim Solar ETF	0.70%	5.00%	1,000.00	1,021.68	3.57
Guggenheim S&P Global Water Index ETF	0.64%	5.00%	1,000.00	1,021.98	3.26
Guggenheim S&P High Income Infrastructure ETF	0.45%	5.00%	1,000.00	1,022.94	2.29

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period February 28, 2015 to August 31, 2015.

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

SCHEDULE OF INVESTMENTS	August 31, 2015
YAO Guggenheim China All-Cap ETF

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 36.6%
China Construction Bank Corp. — Class H	2,059,549	$1,448,318
Industrial & Commercial Bank of China Ltd. — Class H	2,367,126	1,398,886
Bank of China Ltd. — Class H	2,343,466	1,070,428
China Life Insurance Company Ltd. — Class H	254,995	881,784
Ping An Insurance Group Company of China Ltd. — Class H	159,852	782,754
Bank of Communications Company Ltd. — Class H	703,993	530,489
China Overseas Land & Investment Ltd.	163,995	480,343
China Merchants Bank Company Ltd. — Class H	156,993	373,945
CITIC Ltd.	185,000	338,966
Agricultural Bank of China Ltd. — Class H	816,982	329,953
PICC Property & Casualty Company Ltd. — Class H	153,995	292,489
China Pacific Insurance Group Company Ltd. — Class H	66,000	240,153
China Minsheng Banking Corporation Ltd. — Class H	219,490	212,692
China Resources Land Ltd.	81,999	204,625
Haitong Securities Company Ltd. — Class H	116,800	168,492
China CITIC Bank Corporation Ltd. — Class H*	267,993	164,253
China Cinda Asset Management Company Ltd. — Class H	396,000	147,158
Huishang Bank Corporation Ltd. — Class H	266,000	119,442
People's Insurance Company Group of China Ltd. — Class H	246,000	116,492
China Taiping Insurance Holdings Company Ltd.*	39,600	111,901
Evergrande Real Estate Group Ltd.1	163,994	107,918
China Vanke Company Ltd. — Class H	44,496	101,163
Country Garden Holdings Company Ltd.	280,873	98,577
Sino-Ocean Land Holdings Ltd.	128,493	67,148
China Everbright Ltd.	32,000	66,890
New China Life Insurance Company Ltd. — Class H	16,800	65,682
Shimao Property Holdings Ltd.	42,499	59,663
CITIC Securities Company Ltd. — Class H	28,001	56,146
Longfor Properties Company Ltd.	45,499	55,009
Chongqing Rural Commercial Bank Company Ltd. — Class H	84,994	49,680
Shanghai Industrial Holdings Ltd.	18,000	43,896
Renhe Commercial Holdings Company Ltd.*,1	777,930	43,162
Far East Horizon Ltd.	54,000	42,991
Bank of Chongqing Company Ltd. — Class H	52,500	38,613
Yuexiu Property Company Ltd.	225,992	35,575
Sunac China Holdings Ltd.	61,000	32,979
Guangzhou R&F Properties Company Ltd. — Class H	34,400	31,426
Shenzhen Investment Ltd.	85,999	30,405
Harbin Bank Company Ltd. — Class H2	101,000	30,235
KWG Property Holding Ltd.	44,815	28,334
Franshion Properties China Ltd.	109,998	27,535
SOHO China Ltd.	63,999	27,334
Shui On Land Ltd.	117,493	25,772
Agile Property Holdings Ltd.	52,000	25,497
China South City Holdings Ltd.1	88,000	22,710
Greentown China Holdings Ltd.*,1	27,500	21,326
Guotai Junan International Holdings Ltd.	79,000	20,693
Poly Property Group Company Ltd.1	66,999	17,895
Yanlord Land Group Ltd.	21,400	16,464
Hopson Development Holdings Ltd.*	20,000	15,381
E-House China Holdings Ltd. ADR1	2,523	14,255
China Overseas Grand Oceans Group Ltd.	31,000	9,800
Kaisa Group Holdings Ltd.*,†††,3	113,999	—
Total Financial		10,743,717

Communications - 24.8%
Tencent Holdings Ltd.	114,442	1,946,240
China Mobile Ltd.	140,451	1,701,711
Baidu, Inc. ADR*,1	7,306	1,075,808
Alibaba Group Holding Ltd. ADR*,1	12,786	845,410
Ctrip.com International Ltd. ADR*	4,855	322,615
China Telecom Corporation Ltd. — Class H	469,981	246,208
China Unicom Hong Kong Ltd.	153,995	202,279
Vipshop Holdings Ltd. ADR*	10,550	189,795
Qihoo 360 Technology Company Ltd. ADR*	3,023	159,826
SINA Corp.*,1	1,974	76,493
Youku Tudou, Inc. ADR*	3,834	63,683
ZTE Corp. — Class H	27,248	54,918
YY, Inc. ADR*,1	1,003	54,784
Sohu.com, Inc.*,1	1,026	48,561
Autohome, Inc. ADR*,1	1,401	43,599
SouFun Holdings Ltd. ADR1	6,794	37,095
China Communications Services Corp. Ltd. — Class H	91,993	33,829
21Vianet Group, Inc. ADR*	1,575	28,019
58.com, Inc. ADR*,1	542	24,639
Bitauto Holdings Ltd.*,1	787	21,131
51job, Inc. ADR*	679	18,204
Coolpad Group Ltd.	84,000	15,608
CITIC Telecom International Holdings Ltd.	45,000	14,400
TCL Communication Technology Holdings Ltd.1	19,000	12,846
BYD Electronic International Company Ltd.*,1	21,500	12,428
E-Commerce China Dangdang, Inc. — Class A ADR*,1	1,891	11,289
Total Communications		7,261,418

Energy - 9.1%
CNOOC Ltd.	547,990	679,503
PetroChina Company Ltd. — Class H	721,986	599,943
China Petroleum & Chemical Corp. — Class H	873,183	581,367

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS continued	August 31, 2015
YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 9.1% (continued)
China Shenhua Energy Company Ltd. — Class H	116,996	$202,892
China Longyuan Power Group Corporation Ltd. — Class H	114,998	122,121
Kunlun Energy Company Ltd.1	105,994	74,948
China Coal Energy Company Ltd. — Class H	136,993	63,989
China Oilfield Services Ltd. — Class H	57,999	62,414
GCL-Poly Energy Holdings Ltd.*,1	352,995	56,479
Xinyi Solar Holdings Ltd.1	112,000	37,429
Sinopec Engineering Group Company Ltd. — Class H	38,500	33,234
Yanzhou Coal Mining Company Ltd. — Class H	61,999	29,279
Trina Solar Ltd. ADR*	2,959	26,335
Sinopec Oilfield Service Corp. — Class H*,1	70,000	20,413
Beijing Jingneng Clean Energy Co. Ltd. — Class H	70,000	20,232
Sinopec Kantons Holdings Ltd.1	38,000	20,152
Shougang Fushan Resources Group Ltd.	134,000	16,944
United Energy Group Ltd.*	129,994	14,928
CIMC Enric Holdings Ltd.	20,000	10,529
China Suntien Green Energy Corporation Ltd. — Class H1	60,000	9,677
Total Energy		2,682,808

Consumer, Non-cyclical - 8.6%
Hengan International Group Company Ltd.	27,501	269,863
Want Want China Holdings Ltd.	233,993	188,703
China Mengniu Dairy Company Ltd.	42,999	150,357
Sinopharm Group Company Ltd. — Class H	35,601	134,824
WH Group Ltd.*,2	237,500	124,725
Sino Biopharmaceutical Ltd.	103,995	123,450
WuXi PharmaTech Cayman, Inc. ADR*	2,419	102,227
COSCO Pacific Ltd.††	74,000	97,393
Tingyi Cayman Islands Holding Corp.	61,999	95,358
New Oriental Education & Technology Group ADR*	4,447	91,119
Mindray Medical International Ltd. ADR	3,000	72,660
China Huishan Dairy Holdings Company Ltd.1	195,000	71,458
Sihuan Pharmaceutical Holdings Group Ltd.†††,3	288,988	69,357
Tsingtao Brewery Company Ltd. — Class H	14,000	68,825
CSPC Pharmaceutical Group Ltd.	72,000	65,961
China Conch Venture Holdings Ltd.	27,000	59,504
Uni-President China Holdings Ltd.	62,000	56,160
Zhejiang Expressway Company Ltd. — Class H	49,999	53,677
Shandong Weigao Group Medical Polymer Company
Ltd. — Class H	72,001	50,354
Shenzhen International Holdings Ltd.	34,323	47,476
China Medical System Holdings Ltd.	43,495	47,255
Jiangsu Expressway Company Ltd. — Class H	38,000	44,913
Luye Pharma Group Ltd.*	51,500	43,858
TAL Education Group ADR*,1	1,324	40,607
Shanghai Fosun Pharmaceutical Group Company Ltd. —
Class H	11,000	32,148
Guangzhou Baiyunshan Pharmaceutical Holdings
Company Ltd. — Class H	12,000	29,109
China Agri-Industries Holdings Ltd.*	75,999	28,830
Tong Ren Tang Technologies Company Ltd. — Class H	20,000	25,858
CP Pokphand Company Ltd.	225,993	24,203
SSY Group Ltd.	78,000	22,444
Fu Shou Yuan International Group Ltd.	36,000	21,042
China Modern Dairy Holdings Ltd.	77,989	20,327
Phoenix Healthcare Group Company Ltd.	13,500	19,579
Vinda International Holdings Ltd.	9,000	17,350
Shenzhen Expressway Company Ltd. — Class H	26,000	16,975
China Shengmu Organic Milk Ltd.*,2	77,000	16,890
Hua Han Bio-Pharmaceutical Holdings Ltd.	123,200	15,738
Tibet 5100 Water Resources Holdings Ltd.	50,000	13,484
China Shineway Pharmaceutical Group Ltd.	9,000	10,800
China Yurun Food Group Ltd.*	45,000	10,393
China Animal Healthcare Ltd.*,†††,3	36,000	10,219
Wumart Stores, Inc. — Class H*	17,000	9,169
Total Consumer, Non-cyclical		2,514,642

Industrial - 6.6%
China Communications Construction Company Ltd. —
Class H	148,993	177,253
AAC Technologies Holdings, Inc.	25,482	143,520
Anhui Conch Cement Company Ltd. — Class H	45,500	137,673
China Everbright International Ltd.	91,999	120,370
China Railway Group Ltd. — Class H	127,993	114,781
China State Construction International Holdings Ltd.1	61,999	81,918
China Railway Construction Corporation Ltd. — Class H	56,999	74,723
Yangzijiang Shipbuilding Holdings Ltd.	95,500	74,487
China COSCO Holdings Company Ltd. — Class H*,††,1	108,499	69,159
China Shipping Container Lines Company Ltd. —
Class H*,††,1	157,994	63,401
Beijing Capital International Airport Company Ltd. — Class H	54,000	58,111
China National Building Material Company Ltd. — Class H	97,998	57,154
Shanghai Electric Group Company Ltd. — Class H	101,998	56,328
AviChina Industry & Technology Company Ltd. — Class H	78,999	54,942
Tech Pro Technology Development Ltd.*,1	176,000	42,921
Metallurgical Corporation of China Ltd. — Class H††	113,999	42,069
Lee & Man Paper Manufacturing Ltd.	72,999	41,821
China Shipping Development Co. Ltd. — Class H††	54,000	38,253
Sunny Optical Technology Group Company Ltd.1	22,000	36,676
China Shanshui Cement Group Ltd.*,†††,1,3	105,999	36,381
Haitian International Holdings Ltd.	20,000	36,284
See notes to financial statements.
28 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	August 31, 2015
YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 6.6% (continued)
China International Marine Containers Group Co.
Ltd. — Class H	20,200	$35,969
China Resources Cement Holdings Ltd.	62,000	30,480
CT Environmental Group Ltd.	78,000	25,564
BBMG Corp. — Class H	39,500	25,484
Sinotrans Ltd. — Class H	55,000	25,264
Xinjiang Goldwind Science & Technology Company Ltd. —
Class H	14,200	24,149
China High Speed Transmission Equipment Group Co. Ltd.*	35,000	24,071
China Machinery Engineering Corp. — Class H	31,000	22,960
China Lesso Group Holdings Ltd.	32,000	22,462
SITC International Holdings Company Ltd.	43,000	21,583
Guangshen Railway Company Ltd. — Class H	48,000	19,819
Zoomlion Heavy Industry Science and Technology Company
Ltd. — Class H	48,399	19,484
SIIC Environment Holdings Ltd.*	150,600	18,047
China Zhongwang Holdings Ltd.	50,399	17,493
Dongfang Electric Corporation Ltd. — Class H	11,200	12,443
Harbin Electric Company Ltd. — Class H	22,000	11,525
China Singyes Solar Technologies Holdings Ltd.*	17,000	10,551
China Huarong Energy Company Ltd.*,1	165,494	6,620
Total Industrial		1,932,193

Consumer, Cyclical - 5.9%
Belle International Holdings Ltd.	161,993	148,196
China Resources Enterprise Ltd.1	38,000	119,393
Great Wall Motor Company Ltd. — Class H	37,500	100,160
Dongfeng Motor Group Company Ltd. — Class H	98,000	98,631
Byd Company Ltd. — Class H*	21,500	87,803
Shenzhou International Group Holdings Ltd.	16,999	85,872
Brilliance China Automotive Holdings Ltd.	69,996	84,537
Haier Electronics Group Company Ltd.	42,000	75,329
ANTA Sports Products Ltd.	29,000	73,042
Geely Automobile Holdings Ltd.	169,993	65,803
GOME Electrical Appliances Holding Ltd.	394,991	62,688
Sun Art Retail Group Ltd.1	74,999	62,515
Air China Ltd. — Class H	73,999	53,470
Guangzhou Automobile Group Company Ltd. — Class H	75,999	53,444
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	21,800	45,456
China Southern Airlines Company Ltd. — Class H	62,000	40,400
Minth Group Ltd.	22,000	38,266
Xinyi Glass Holdings Ltd.1	83,999	37,718
Weichai Power Company Ltd. — Class H	34,800	37,449
Intime Retail Group Company Ltd.1	33,500	35,229
Skyworth Digital Holdings Ltd.	59,999	34,606
China Eastern Airlines Corporation Ltd. — Class H*	60,000	31,974
China Travel International Investment Hong Kong Ltd.	85,999	29,961
China Dongxiang Group Company Ltd.	115,000	28,639
Homeinns Hotel Group*	1,027	27,318
Digital China Holdings Ltd.*	31,000	27,120
China Lodging Group Ltd. ADR*	953	24,444
Li Ning Company Ltd.*	50,500	23,328
Golden Eagle Retail Group Ltd.1	19,000	21,157
REXLot Holdings Ltd.†††,1,3	399,993	15,329
Shanghai Jin Jiang International Hotels Group Co.
Ltd. — Class H	46,000	14,067
Dah Chong Hong Holdings Ltd.1	31,000	11,200
China ZhengTong Auto Services Holdings Ltd.	27,500	10,893
Bosideng International Holdings Ltd.	107,999	10,033
Zhongsheng Group Holdings Ltd.	21,500	8,988
Baoxin Auto Group Ltd.	26,500	8,959
Ajisen China Holdings Ltd.	18,000	7,014
Total Consumer, Cyclical		1,740,431

Utilities - 3.7%
China Resources Power Holdings Company Ltd.	61,999	151,837
Huaneng Power International, Inc. — Class H	119,994	138,263
Guangdong Investment Ltd.	99,998	135,222
China Gas Holdings Ltd.	79,999	116,849
Beijing Enterprises Water Group Ltd.*,1	157,993	113,143
Beijing Enterprises Holdings Ltd.	17,500	102,177
China Resources Gas Group Ltd.	30,000	79,161
China Power International Development Ltd.	90,999	60,587
Huadian Power International Corporation Ltd. — Class H	62,000	50,480
Huaneng Renewables Corporation Ltd. — Class H	129,992	47,468
Datang International Power Generation Company
Ltd. — Class H	105,996	42,808
Huadian Fuxin Energy Corporation Ltd. — Class H	78,000	27,375
China Oil & Gas Group Ltd.	97,992	6,196
Total Utilities		1,071,566

Technology - 2.4%
NetEase, Inc. ADR	2,504	278,394
Lenovo Group Ltd.	213,995	175,613
Semiconductor Manufacturing International Corp.*	905,983	79,492
Kingsoft Corporation Ltd.1	31,000	65,360
TravelSky Technology Ltd. — Class H	29,000	35,137
NetDragon Websoft, Inc.	9,500	22,677
Shanda Games Ltd. ADR*	3,164	20,471
Ju Teng International Holdings Ltd.	32,000	12,222
Shunfeng International Clean Energy Ltd.*	38,000	9,120
Total Technology		698,486

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS continued	August 31, 2015
YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Basic Materials - 1.4%
Jiangxi Copper Company Ltd. — Class H	45,999	$58,106
Zijin Mining Group Company Ltd. — Class H	199,992	51,610
Aluminum Corporation of China Ltd. — Class H*	129,994	43,443
Sinopec Shanghai Petrochemical Company Ltd. — Class H*	115,998	42,358
Nine Dragons Paper Holdings Ltd.	53,999	30,309
Kingboard Chemical Holdings Ltd.	20,300	26,351
China Molybdenum Co. Ltd. — Class H1	42,000	22,761
Huabao International Holdings Ltd.	66,999	22,304
China BlueChemical Ltd. — Class H	61,999	17,600
Angang Steel Company Ltd. — Class H	38,000	17,014
China Hongqiao Group Ltd.1	33,500	16,037
Zhaojin Mining Industry Company Ltd. — Class H1	29,500	14,692
Kingboard Laminates Holdings Ltd.	36,500	14,506
Yingde Gases Group Company Ltd.	33,500	13,962
Maanshan Iron & Steel Company Ltd. — Class H*,1	62,000	13,920
Dongyue Group Ltd.	42,000	10,080
North Mining Shares Company Ltd. — Class C*	400,000	5,574
Total Basic Materials		420,627

Diversified - 0.8%
China Merchants Holdings International Company Ltd.	58,000	193,831
Carnival Group International Holdings Ltd.*	280,000	35,045
Total Diversified		228,876

Total Common Stocks
(Cost $33,819,071)		29,294,764

SECURITIES LENDING COLLATERAL†,4 - 14.0%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1276%	4,092,518	4,092,518
Total Securities Lending Collateral
(Cost $4,092,518)		4,092,518
Total Investments - 113.9%
(Cost $37,911,589)		$33,387,282
Other Assets & Liabilities, net - (13.9)%		(4,079,158)
Total Net Assets - 100.0%		$29,308,124

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is on loan at August 31, 2015 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $171,850 (cost $183,491), or 0.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at August 31, 2015. The total market value of fair valued securities amounts to $131,286, (cost $258,889) or 0.4% of total net assets.
4	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

Country Diversification
% of Common
Country	Stocks
China	99.4%
Singapore	0.4%
United States	0.2%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
Hong Kong Dollar	86.2%
United States Dollar	12.7%
Chinese Yuan Renminbi	0.7%
Singapore Dollar	0.4%
Total Common Stocks	100.0%

See notes to financial statements.
30 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	August 31, 2015
CQQQ Guggenheim China Technology ETF

	Shares	Value
COMMON STOCKS† - 99.9%
Communications - 55.7%
Tencent Holdings Ltd.	324,557	$5,519,528
Baidu, Inc. ADR*	28,341	4,173,213
Alibaba Group Holding Ltd. ADR*	59,986	3,966,274
Qihoo 360 Technology Company Ltd. ADR*	39,093	2,066,847
SINA Corp.*,1	33,748	1,307,735
Youku Tudou, Inc. ADR*,1	65,600	1,089,616
YY, Inc. ADR*,1	16,957	926,191
ZTE Corp. — Class H	436,136	879,019
Sohu.com, Inc.*,1	17,576	831,872
Autohome, Inc. ADR*	23,916	744,266
SouFun Holdings Ltd. ADR1	115,856	632,574
21Vianet Group, Inc. ADR*,1	26,842	477,519
58.com, Inc. ADR*,1	9,253	420,641
Bitauto Holdings Ltd.*	13,410	360,059
Coolpad Group Ltd.	1,562,670	290,352
TCL Communication Technology Holdings Ltd.	368,799	249,354
BYD Electronic International Company Ltd.	363,223	209,965
China All Access Holdings Ltd.	657,310	206,945
Suncorp Technologies Ltd.*,1	7,014,727	205,462
China Fiber Optic Network System Group Ltd.††,1	821,733	166,466
Renren, Inc. ADR*,1	51,380	162,875
Weibo Corp ADR*	10,449	126,746
V1 Group Ltd.*	1,691,972	113,525
Comba Telecom Systems Holdings Ltd.1	577,604	112,539
Phoenix New Media Ltd. ADR*,1	17,170	82,244
China Public Procurement Ltd.*,1	4,953,802	75,425
Pacific Online Ltd.	229,315	64,800
Synertone Communication Corp.	2,840,980	57,186
Total Communications		25,519,238

Technology - 25.2%
NetEase, Inc. ADR	30,149	3,351,966
Lenovo Group Ltd.	2,758,701	2,263,900
Semiconductor Manufacturing International Corp.*	15,329,220	1,345,007
Kingsoft Corporation Ltd.1	487,158	1,027,111
TravelSky Technology Ltd. — Class H	541,047	655,536
NetDragon Websoft, Inc.1	148,821	355,248
PAX Global Technology Ltd.1	379,727	353,756
Shanda Games Ltd. ADR*	54,576	353,107
Kingdee International Software Group Company Ltd.1	979,258	336,104
Chinasoft International Ltd.*,1	727,230	238,342
Ju Teng International Holdings Ltd.	510,033	194,798
Shunfeng International Clean Energy Ltd.*	730,121	175,228
Changyou.com Ltd. ADR*	6,585	138,219
NQ Mobile, Inc. ADR*,1	30,175	124,321
Tian Ge Interactive Holdings Ltd.2	329,182	123,177
Boyaa Interactive International Ltd.	267,001	113,001
Cheetah Mobile Inc ADR*,1	6,354	109,734
Shanghai Fudan Microelectronics Group Company
Ltd. — Class H	149,204	98,570
TPV Technology Ltd.1	532,802	81,810
China ITS Holdings Company Ltd.*	660,793	77,589
Total Technology		11,516,524

Industrial - 9.4%
AAC Technologies Holdings, Inc.	428,228	2,411,875
Sunny Optical Technology Group Company Ltd.1	388,862	648,266
Wasion Group Holdings Ltd.	279,633	269,529
Tongda Group Holdings Ltd.	1,702,040	263,540
Truly International Holdings Ltd.	825,856	203,532
Hi Sun Technology China Ltd.*	1,051,302	173,633
China Aerospace International Holdings Ltd.	1,080,357	151,946
GCL New Energy Holdings Ltd.*,1	1,573,577	95,429
Yingli Green Energy Holding Company Ltd. ADR*	73,262	54,947
Kingwell Group Ltd.*	986,146	40,082
Total Industrial		4,312,779

Energy - 5.4%
GCL-Poly Energy Holdings Ltd.	6,090,446	974,465
Xinyi Solar Holdings Ltd.	1,939,968	648,321
Trina Solar Ltd. ADR*,1	50,463	449,121
JinkoSolar Holding Company Ltd. ADR*,1	11,647	237,016
JA Solar Holdings Company Ltd. ADR*,1	22,492	180,161
Total Energy		2,489,084

Basic Materials - 1.8%
Kingboard Chemical Holdings Ltd.	354,591	460,279
Kingboard Laminates Holdings Ltd.	623,653	247,850
Landing International Development Ltd.*	3,850,055	118,730
Total Basic Materials		826,859

Consumer, Cyclical - 1.3%
Digital China Holdings Ltd.*	523,490	457,966
VST Holdings Ltd.	420,800	125,425
Total Consumer, Cyclical		583,391

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS continued	August 31, 2015
CQQQ Guggenheim China Technology ETF continued

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 0.9%
China Innovationpay Group Ltd.*	2,550,566	$154,678
HC International, Inc.*	252,254	108,388
Goldpac Group Ltd.1	183,625	99,275
Anxin-China Holdings Ltd.†††,3	2,144,054	47,031
Total Consumer, Non-cyclical		409,372

Diversified - 0.2%
Beijing Development HK Ltd.*	420,555	91,165

Total Common Stocks
(Cost $59,152,490)		45,748,412

SECURITIES LENDING COLLATERAL†,4 - 22.7%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1277%	10,416,106	10,416,106
Total Securities Lending Collateral
(Cost $10,416,106)		10,416,106
Total Investments - 122.6%
(Cost $69,568,596)		$56,164,518
Other Assets & Liabilities, net - (22.6)%		(10,360,982)
Total Net Assets - 100.0%		$45,803,536

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is on loan at August 31, 2015 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $123,177 (cost $181,359), or 0.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at August 31, 2015. The total market value of fair valued securities amounts to $47,031, (cost $436,315) or 0.1% of total net assets.
4	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

Country Diversification
% of Common
Country	Stocks
China	100.0%

Currency Denomination
% of Common
Currency	Stocks
Hong Kong Dollar	51.1%
United States Dollar	48.9%
Total Common Stocks	100.0%

See notes to financial statements.
32 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	August 31, 2015
EMRE Guggenheim Emerging Markets Real Estate ETF

	Shares	Value
COMMON STOCKS† - 100.0%
China - 33.3%
China Overseas Land & Investment Ltd.	42,000	$123,020
China Resources Land Ltd.	32,000	79,856
Evergrande Real Estate Group Ltd.1	76,000	50,013
China Vanke Company Ltd. — Class H	21,000	47,744
Country Garden Holdings Company Ltd.	128,000	44,924
Sino-Ocean Land Holdings Ltd.	66,000	34,490
Shimao Property Holdings Ltd.	22,500	31,587
Longfor Properties Company Ltd.	22,500	27,203
Yuexiu Property Company Ltd.	120,000	18,890
Sunac China Holdings Ltd.	32,000	17,301
KWG Property Holding Ltd.	26,631	16,838
Carnival Group International Holdings Ltd.*	130,000	16,271
Guangzhou R&F Properties Company Ltd. — Class H	17,200	15,713
SOHO China Ltd.	34,000	14,521
Shenzhen Investment Ltd.	38,000	13,435
Shui On Land Ltd.	60,500	13,271
China South City Holdings Ltd.	50,000	12,903
Agile Property Holdings Ltd.	26,000	12,748
Greentown China Holdings Ltd.*,1	16,000	12,408
Renhe Commercial Holdings Company Ltd.*,1	198,000	10,986
Franshion Properties China Ltd.	42,000	10,513
Poly Property Group Company Ltd.	36,000	9,615
E-House China Holdings Ltd. ADR	1,305	7,373
Beijing Capital Land Ltd. — Class H	18,000	7,200
Logan Property Holdings Company Ltd.	14,000	5,979
Colour Life Services Group Company Ltd.	8,000	5,915
Glorious Property Holdings Ltd.*	42,000	4,552
China Overseas Grand Oceans Group Ltd.	14,000	4,426
Wuzhou International Holdings Ltd.*	26,000	4,261
Wanda Hotel Development Company Ltd.*	28,000	4,155
Shanghai Industrial Urban Development Group Ltd.*	26,000	4,126
Fantasia Holdings Group Company Ltd.	30,000	3,174
Yuzhou Properties Company Ltd.	14,000	2,999
Hydoo International Holding Ltd.	20,000	2,374
Kaisa Group Holdings Ltd.*,†††,2	45,000	—
Total China		690,784

South Africa - 13.4%
Growthpoint Properties Ltd. REIT	34,462	67,967
Redefine Properties Ltd. REIT	56,570	48,960
Resilient Property Income Fund Ltd.	5,007	42,278
Hyprop Investments Ltd. REIT	3,220	30,102
Capital Property Fund Ltd. REIT	23,393	27,513
Attacq Ltd.*	11,739	19,736
Vukile Property Fund Ltd. REIT	7,865	10,851
Emira Property Fund Ltd. REIT	7,434	9,853
S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	24,043	9,244
Arrowhead Properties Ltd. — Class A REIT	6,200	4,534
Arrowhead Properties Ltd. — Class B REIT	6,113	4,447
Total South Africa		275,485

United Arab Emirates - 8.8%
Emaar Properties PJSC	64,593	118,704
Aldar Properties PJSC	70,369	44,639
Union Properties PJSC	23,654	6,375
Deyaar Development PJSC*	34,677	6,278
Eshraq Properties Company PJSC*	26,547	4,553
Total United Arab Emirates		180,549

Philippines - 8.7%
Ayala Land, Inc.	92,900	71,454
SM Prime Holdings, Inc.	153,600	64,083
Megaworld Corp.	217,000	20,103
Robinsons Land Corp.	25,800	16,008
Vista Land & Lifescapes, Inc.	54,400	6,785
Belle Corp .	400	26
Total Philippines		178,459

Mexico - 7.4%
Fibra Uno Administracion S.A. de CV REIT	38,511	82,369
Mexico Real Estate Management S.A. de CV REIT*	12,800	17,362
PLA Administradora Industrial S de RL de CV REIT*	8,200	15,305
Corporation Inmobiliaria Vesta SAB de CV	5,414	8,376
Prologis Property Mexico S.A. de CV REIT*	5,170	8,023
Concentradora Fibra Hotelera Mexicana S.A. de CV REIT	7,700	7,328
Concentradora Fibra Danhos S.A. de CV REIT	3,578	7,201
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	6,053	5,768
Asesor de Activos Prisma SAPI de CV REIT	4,200	3,797
Total Mexico		155,529

Indonesia - 5.1%
Lippo Karawaci Tbk PT	355,200	27,051
Summarecon Agung Tbk PT	154,100	17,768
Bumi Serpong Damai Tbk PT	146,700	16,758
Ciputra Development Tbk PT	180,400	11,106

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS continued	August 31, 2015
EMRE Guggenheim Emerging Markets Real Estate ETF continued

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Indonesia - 5.1% (continued)
Pakuwon Jati Tbk PT	409,500	$11,075
Alam Sutera Realty Tbk PT	167,700	4,225
Kawasan Industri Jababeka Tbk PT	286,519	4,017
Modernland Realty Tbk PT	150,000	3,843
Intiland Development Tbk PT	103,300	3,661
Lippo Cikarang Tbk PT*	6,600	3,323
Sentul City Tbk PT*	376,800	1,636
Total Indonesia		104,463

Thailand - 4.8%
Central Pattana PCL	22,800	28,623
Land & Houses PCL	56,900	12,382
Hemaraj Land and Development PCL	78,200	9,381
Pruksa Real Estate PCL	11,700	8,323
Bangkok Land PCL	193,200	7,708
Quality Houses PCL	77,116	5,077
Supalai PCL	10,600	4,968
WHA Corporation PCL*	46,000	4,440
LPN Development PCL	9,500	4,134
Sansiri PCL	88,800	3,914
U City PCL — Class F*	2,858,600	3,190
TICON Industrial Connection PCL — Class F	8,800	2,897
Country Group Development PCL*	57,600	2,057
Total Thailand		97,094

Malaysia - 3.9%
KLCCP Stapled Group	7,300	12,167
IOI Properties Group BHD	25,500	11,111
Sunway BHD	11,400	9,229
IGB Real Estate Investment Trust REIT	26,600	8,297
SP Setia BHD Group	10,000	7,357
Sunway Real Estate Investment Trust REIT	18,100	6,421
UEM Sunrise BHD	31,100	6,257
Eastern & Oriental BHD	14,740	5,370
Mah Sing Group BHD	15,375	5,088
CapitaMalls Malaysia Trust REIT	13,800	4,370
IGB Corporation BHD	5,900	3,709
Sunway Construction Group BHD*	1,140	304
Total Malaysia		79,680

Brazil - 3.2%
BR Malls Participacoes S.A.	8,936	27,478
Multiplan Empreendimentos Imobiliarios S.A.	1,438	16,258
BR Properties S.A.	3,702	10,266
Iguatemi Empresa de Shopping Centers S.A.	1,144	6,470
Aliansce Shopping Centers S.A.	1,306	3,980
LPS Brasil Consultoria de Imoveis S.A.	1,401	1,227
Total Brazil		65,679

Taiwan, Province of China - 3.0%
Highwealth Construction Corp.*	11,000	17,006
Ruentex Development Company Ltd.	14,000	14,974
Huaku Development Company Ltd.	4,000	6,454
Prince Housing & Development Corp.	20,000	5,674
Farglory Land Development Company Ltd.	5,000	4,641
Chong Hong Construction Company Ltd.	3,000	4,186
Radium Life Tech Company Ltd.*	12,240	3,856
Hung Sheng Construction Ltd.*	8,000	3,664
Kindom Construction Corp.	6,000	2,729
Total Taiwan, Province of China		63,184

Qatar - 1.9%
Barwa Real Estate Co.	2,135	25,800
United Development Company QSC	1,789	11,492
Total Qatar		37,292

Egypt - 1.6%
Talaat Moustafa Group	19,449	18,356
Medinet Nasr Housing*	2,110	5,737
Six of October Development & Investment*	4,119	4,992
Palm Hills Developments SAE*	15,499	4,097
Total Egypt		33,182

Turkey - 1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	34,213	29,265

India - 1.1%
DLF Ltd .	7,700	12,846
Housing Development & Infrastructure Ltd.*	5,000	4,509
Indiabulls Real Estate Ltd.*	4,000	3,722
Unitech Ltd.*	27,000	2,457
Total India		23,534

See notes to financial statements.
34 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	August 31, 2015
EMRE Guggenheim Emerging Markets Real Estate ETF continued
	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Chile - 0.9%
Parque Arauco S.A.	10,639	$18,597

Russian Federation - 0.6%
LSR Group GDR	3,741	7,482
Etalon Group Ltd. GDR	2,276	4,211
Total Russian Federation		11,693

Poland - 0.3%
Globe Trade Centre S.A.*	4,515	7,061

Morocco - 0.3%
Douja Promotion Groupe Addoha S.A.	2,087	6,034
Alliances Developpement Immobilier S.A.	85	472
Total Morocco		6,506

Greece - 0.3%
Grivalia Properties REIC REIT	703	6,144

Total Common Stocks
(Cost $2,457,428)		2,064,180

SECURITIES LENDING COLLATERAL†,3 - 3.7%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1371%	76,171	76,171
Total Securities Lending Collateral
(Cost $76,171)		76,171
Total Investments - 103.7%
(Cost $2,533,599)		$2,140,351
Other Assets & Liabilities, net - (3.7)%		(76,720)
Total Net Assets - 100.0%		$2,063,631

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is on loan at August 31, 2015 — See Note 2.
2	Security was fair valued by the Valuation Committee at August 31, 2015. The total market value of fair valued securities amounts to $0, (cost $16,584) or less than 0.1% of total net assets.
3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Country Diversification
% of Common
Country	Stocks
China	33.5%
South Africa	13.4%
United Arab Emirates	8.8%
Philippines	8.7%
Mexico	7.5%
Indonesia	5.1%
All Other Countries	23.0%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
Hong Kong Dollar	30.7%
South African Rand	13.4%
United Arab Emirates Dirham	8.8%
Philippine Peso	8.7%
Mexican Nuevo Peso	7.5%
All Other Currencies	30.9%
Total Common Stocks	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS continued	August 31, 2015
TAN Guggenheim Solar ETF

	Shares	Value
COMMON STOCKS† - 99.5%
United States - 41.2%
First Solar, Inc.*	472,797	$22,618,608
SolarCity Corp.*,1	395,460	19,092,809
SunPower Corp. — Class A*,1	588,468	14,276,233
Advanced Energy Industries, Inc.*	453,201	10,999,188
TerraForm Power, Inc. — Class A	462,307	10,401,908
SunEdison, Inc.*,1	989,973	10,295,719
Vivint Solar, Inc.*,1	819,208	10,190,948
SolarEdge Technologies, Inc.*,1	277,379	6,967,760
Enphase Energy, Inc.*,1	1,116,595	5,136,337
Total United States		109,979,510

Cayman Islands - 32.4%
GCL-Poly Energy Holdings Ltd.1	86,228,348	13,796,447
Xinyi Solar Holdings Ltd.1	40,356,000	13,486,628
Trina Solar Ltd. ADR*,1	1,292,332	11,501,755
JA Solar Holdings Company Ltd. ADR*,1	1,290,406	10,336,152
JinkoSolar Holding Company Ltd. ADR*,1	454,172	9,242,400
Hanwha Q Cells Co. Ltd.*,1	455,815	6,012,200
Daqo New Energy Corp.*,1	405,712	5,708,368
Yingli Green Energy Holding Company Ltd. ADR*	7,570,064	5,677,548
Shunfeng International Clean Energy Ltd.*	22,596,000	5,423,005
Comtec Solar Systems Group Ltd.*	56,518,475	5,177,788
Total Cayman Islands		86,362,291

Germany - 6.0%
SMA Solar Technology AG1	411,582	16,035,141

Switzerland - 4.9%
Meyer Burger Technology AG*,1	1,608,745	13,009,034

Canada - 3.7%
Canadian Solar, Inc.*,1	524,278	9,814,484

Norway - 3.3%
REC Silicon ASA*,1	55,780,398	8,913,742

United Kingdom - 3.3%
Abengoa Yield plc1	385,053	8,763,806

British Virgin Islands - 2.7%
ReneSola Ltd. ADR*,1	5,755,344	7,136,627

Bermuda - 2.0%
China Singyes Solar Technologies Holdings Ltd.1	8,484,245	5,265,672

Total Common Stocks
(Cost $410,299,582)		265,280,307

SECURITIES LENDING COLLATERAL†,2 – 43.1%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1277%	114,747,111	114,747,111
Total Securities Lending Collateral
(Cost $114,747,111)		114,747,111
Total Investments – 142.6%
(Cost $525,046,693)		$380,027,418
Other Assets & Liabilities, net - (42.6)%		(113,482,165)
Total Net Assets - 100.0%		$266,545,253

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
1	All or a portion of this security is on loan at August 31, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Country Diversification
% of Common
Country	Stocks
United States	41.5%
Cayman Islands	32.6%
Germany	6.0%
Switzerland	4.9%
Canada	3.7%
Norway	3.3%
United Kingdom	3.3%
British Virgin Islands	2.7%
Bermuda	2.0%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
United States Dollar	69.4%
Hong Kong Dollar	16.3%
Euro	6.0%
Swiss Franc	4.9%
Norwegian Krone	3.4%
Total Common Stocks	100.0%

See notes to financial statements.
36 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	August 31, 2015
CGW Guggenheim S&P Global Water Index ETF

	Shares	Value
COMMON STOCKS† - 99.5%
United States - 32.0%
American Water Works Company, Inc.	398,572	$20,701,830
Danaher Corp.	221,383	19,264,749
Xylem, Inc.	369,766	11,998,907
IDEX Corp.	158,671	11,397,338
Aqua America, Inc.	392,000	9,941,120
Rexnord Corp.*	206,255	4,135,413
Mueller Industries, Inc.	115,453	3,672,560
Tetra Tech, Inc.	136,696	3,551,362
American States Water Co.	84,731	3,198,595
Watts Water Technologies, Inc. — Class A	57,479	3,152,723
Mueller Water Products, Inc. — Class A	324,030	2,900,069
Franklin Electric Company, Inc.	80,039	2,344,342
Itron, Inc.*	77,629	2,328,870
California Water Service Group	105,976	2,186,285
Lindsay Corp.1	24,371	1,857,801
Calgon Carbon Corp.	107,054	1,740,698
Badger Meter, Inc.	29,315	1,708,771
Aegion Corp. — Class A*	82,780	1,523,152
Advanced Drainage Systems, Inc.	49,691	1,411,721
Gorman-Rupp Co.	38,349	926,895
Connecticut Water Service, Inc.	24,637	856,136
Total United States		110,799,337

United Kingdom - 17.8%
United Utilities Group plc	1,511,671	19,878,324
Severn Trent plc	528,298	16,876,090
Pennon Group plc	884,787	10,484,983
Halma L.C. plc	766,425	8,899,651
Rotork plc	1,759,766	5,659,334
Total United Kingdom		61,798,382

France - 10.2%
Veolia Environnement S.A.	968,431	21,214,226
Suez Environnement Co.	766,493	13,814,685
Total France		35,028,911

Switzerland - 8.4%
Geberit AG	76,663	24,361,244
Sulzer AG	47,949	4,891,338
Total Switzerland		29,252,582

Ireland - 5.9%
Pentair plc	370,032	20,459,069

China - 5.1%
Guangdong Investment Ltd.	6,378,000	8,624,646
China Everbright International Ltd.	6,063,000	7,932,700
Kangda International Environmental Company Ltd.*,2	2,154,000	564,205
China Water Industry Group Ltd.*	2,213,771	428,469
Total China		17,550,020

Sweden - 3.1%
Alfa Laval AB	633,431	10,660,139

Netherlands - 2.9%
Aalberts Industries N.V.	195,124	6,058,414
Arcadis N.V.1	149,237	3,745,728
Total Netherlands		9,804,142

Japan - 2.5%
Kurita Water Industries Ltd.	229,600	4,785,820
Ebara Corp.	1,031,000	4,117,704
Total Japan		8,903,524

South Korea - 2.4%
Coway Company Ltd.	117,975	8,418,592

Bermuda - 2.3%
Beijing Enterprises Water Group Ltd.1	10,040,000	7,189,889
China Water Affairs Group Ltd.1	1,828,000	797,239
Total Bermuda		7,987,128

Austria - 2.0%
Andritz AG	147,655	7,067,912

Italy - 1.6%
Hera SpA	1,353,885	3,458,823
Interpump Group SpA1	163,417	2,222,940
Total Italy		5,681,763

Israel - 1.4%
Israel Chemicals Ltd.	873,324	4,905,754

Brazil - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	757,636	3,280,564

Spain - 0.7%
Fomento de Construcciones y Contratas S.A.*,1	254,410	2,332,698

Singapore - 0.3%
SIIC Environment Holdings Ltd.*	8,503,200	1,018,961

Total Common Stocks
(Cost $298,737,720)		344,949,478

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS continued	August 31, 2015
CGW Guggenheim S&P Global Water Index ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL†,3 - 1.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1277%	$5,246,450	$5,246,450
Total Securities Lending Collateral
(Cost $5,246,450)		5,246,450
Total Investments - 101.0%
(Cost $303,984,170)		$350,195,928
Other Assets & Liabilities, net - (1.0)%		(3,486,742)
Total Net Assets - 100.0%		$346,709,186

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
1	All or a portion of this security is on loan at August 31, 2015 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $564,205 (cost $1,325,367), or 0.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Country Diversification
% of Common
Country	Stocks
United States	32.1%
United Kingdom	17.9%
France	10.2%
Switzerland	8.5%
Ireland	5.9%
China	5.1%
Sweden	3.1%
Netherlands	2.8%
Other	14.4%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
United States Dollar	39.0%
Pound Sterling	17.9%
Euro	17.4%
Swiss Franc	8.5%
Hong Kong Dollar	7.4%
All other currencies	9.8%
Total Common Stocks	100.0%

See notes to financial statements.
38 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

SCHEDULE OF INVESTMENTS continued	August 31, 2015
GHII Guggenheim S&P High Income Infrastructure ETF

	Shares	Value
COMMON STOCKS† - 99.0%
Canada - 19.4%
Veresen, Inc.	10,581	$108,077
Pembina Pipeline Corp.	3,305	90,667
TransCanada Corp.	2,562	88,385
Gibson Energy, Inc.	4,928	71,855
Capital Power Corp.	2,413	37,106
Northland Power, Inc.	2,750	33,938
TransAlta Renewables, Inc.	1,718	14,230
Total Canada		444,258

United States - 18.5%
ONEOK, Inc.	3,137	112,963
Kinder Morgan, Inc.	2,951	95,642
PPL Corp.	1,087	33,686
CenterPoint Energy, Inc.	1,785	33,237
Southern Co.	765	33,209
Consolidated Edison, Inc.	466	29,316
Entergy Corp.	442	28,876
FirstEnergy Corp.	884	28,253
SCANA Corp.	530	28,032
Talen Energy Corp.*	0.2	2
Total United States		423,216

Australia - 17.6%
Sydney Airport	26,576	108,336
Transurban Group	14,705	100,915
DUET Group	30,236	46,944
Spark Infrastructure Group	28,847	40,698
AGL Energy Ltd.	3,306	39,587
AusNet Services	40,056	37,059
APA Group	4,605	28,632
Total Australia		402,171

Spain - 9.6%
Abertis Infraestructuras S.A.	5,964	98,636
Enagas S.A .	1,245	34,066
Endesa S.A.	1,488	30,845
Iberdrola S.A.	4,264	28,930
Gas Natural SDG S.A.	1,311	26,588
Total Spain		219,065

United Kingdom – 6.9%
SSE plc	1,677	37,940
National Grid plc	2,668	35,293
Centrica plc	7,870	29,437
Severn Trent plc	907	28,973
United Utilities Group plc	2,057	27,049
Total United Kingdom		158,692

China - 4.2%
Jiangsu Expressway Company Ltd. — Class H	42,872	50,672
HK Electric Investments & HK Electric Investments Ltd.2	65,500	45,469
Total China		96,141

New Zealand - 4.0%
Z Energy Ltd.	5,941	21,783
Contact Energy Ltd.	6,447	21,189
Mighty River Power Ltd.	10,492	18,404
Genesis Energy Ltd.	15,845	17,961
Infratil Ltd.	6,584	12,508
Total New Zealand		91,845

Singapore - 4.0%
Hutchison Port Holdings Trust — Class U	173,911	91,303

Bermuda - 3.9%
Ship Finance International Ltd.1	5,254	88,267

France - 3.4%
Electricite de France S.A.	1,810	39,122
Engie	2,102	37,649
Total France		76,771

Italy - 3.1%
Snam SpA	7,798	38,114
Terna Rete Elettrica Nazionale SpA	7,247	33,748
Total Italy		71,862

Finland - 2.0%
Fortum Oyj	2,783	45,247

Portugal - 1.4%
EDP - Energias de Portugal S.A. ADR	9,155	32,067

Germany - 1.0%
E.ON SE	2,071	23,449

Total Common Stocks
(Cost $2,503,353)		2,264,354

PREFERRED STOCKS† - 0.7%
Utilities - 0.7%
RWE AG	1,323	16,025
Total Preferred Stocks
(Cost $22,950)		16,025

SECURITIES LENDING COLLATERAL†,3 - 3.8%
BNY Mellon Separately Managed Cash Collateral
Account, 0.0600%	86,992	86,992
Total Securities Lending Collateral
(Cost $86,992)		86,992
Total Investments - 103.5%
(Cost $2,613,295)		$2,367,371
Other Assets & Liabilities, net - (3.5)%		(79,947)
Total Net Assets - 100.0%		$2,287,424

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS continued	August 31, 2015
GHII Guggenheim S&P High Income Infrastructure ETF (continued)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
1	All or a portion of this security is on loan at August 31, 2015 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $45,469 (cost $46,037), or 2.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
Canada	19.5%
United States	18.6%
Australia	17.6%
Spain	9.6%
United Kingdom	7.0%
China	4.2%
New Zealand	4.0%
Other	19.5%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	22.4%
Euro	21.3%
Canadian Dollar	19.5%
Australian Dollar	17.6%
Hong Kong Dollar	8.2%
British Pound	7.0%
New Zealand Dollar	4.0%
Total Long-Term Investments	100.0%

See notes to financial statements.
40 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES	August 31, 2015

		Guggenheim	Guggenheim
	Guggenheim	China Technology	Emerging Markets	Guggenheim
	China All-Cap ETF	ETF	Real Estate ETF	Solar ETF
	(YAO )	(CQQQ )	(EMRE )	(TAN )
ASSETS:
Investments, at value — including securities on loan	$33,387,282	$56,164,518	$2,140,351	$380,027,418
Foreign currency, at value	11,621	—	418	145
Cash	145,768	39,661	—	790,741
Prepaid expenses	—	—	—	16
Receivables:
Dividends	14,191	70,790	4,368	364,919
Securities lending income	3,021	13,283	169	267,923
Investments sold	—	—	—	154,873
Tax reclaims	—	—	—	10,890
Total assets	33,561,883	56,288,252	2,145,306	381,616,925
LIABILITIES:
Payable for:
Upon return of securities loaned	4,092,518	10,416,106	76,171	114,747,111
Fund shares redeemed	137,702	29,319	—	—
Management fees	23,539	39,291	1,217	136,837
Due to custodian	—	—	4,287	—
Administration fees	—	—	—	4,619
Trustees' fees and expenses*	—	—	—	—
Other fees	—	—	—	183,105
Total liabilities	4,253,759	10,484,716	81,675	115,071,672
NET ASSETS	$29,308,124	$45,803,536	$2,063,631	$266,545,253
NET ASSETS CONSIST OF:
Paid-in capital	$41,684,193	$72,862,476	$2,500,000	$722,306,513
Undistributed (distributions in excess of) net investment income	776,183	853,434	(16,519)	2,948,189
Accumulated net realized loss on investments	(8,627,945)	(14,508,309)	(26,452)	(313,688,670)
Net unrealized depreciation on investments	(4,524,307)	(13,404,065)	(393,398)	(145,020,779)
NET ASSETS	$29,308,124	$45,803,536	$2,063,631	$266,545,253
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,200,000	1,550,000	100,000	8,968,000
Net asset value	$24.42	$29.55	$20.64	$29.72
Investments in securities, at cost	37,911,589	69,568,596	2,533,599	525,046,693
Foreign currency, at cost	11,618	—	419	145
Securities on loan, at value	3,976,167	10,378,777	60,420	118,196,929

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 41

STATEMENT OF ASSETS AND LIABILITIES continued	August 31, 2015

	Guggenheim S&P		Guggenheim S&P
	Global Water		High Income
	Index ETF		Infrastructure ETF
	(CGW	)	(GHII )
ASSETS:
Investments, at value — including securities on loan	$350,195,928		$2,367,371
Foreign currency, at value	644		—
Cash	1,027,352		—
Prepaid expenses	303		—
Receivables:
Dividends	682,623		9,919
Tax reclaims	435,328		1,369
Securities lending income	5,682		28
Total assets	352,347,860		2,378,687
LIABILITIES:
Payable for:
Upon return of securities loaned	5,246,450		86,992
Management fees	152,768		911
Administration fees	7,385		—
Trustees' fees and expenses*	1,084		—
Due to custodian	—		3,360
Other fees	230,987		—
Total liabilities	5,638,674		91,263
NET ASSETS	$346,709,186		$2,287,424
NET ASSETS CONSIST OF:
Paid-in capital	$397,010,740		$2,528,973
Undistributed net investment income	5,114,694		25,245
Accumulated net realized gain (loss) on investments	(101,607,202)		(20,789)
Net unrealized appreciation (depreciation) on investments	46,190,954		(246,005)
NET ASSETS	$346,709,186		$2,287,424
Shares outstanding ($0.01 par value with unlimited amount authorized)	13,000,000		100,000
Net asset value	$26.67		$22.87
Investments in securities, at cost	303,984,170		2,613,295
Foreign currency, at cost	634		—
Securities on loan, at value	4,984,635		84,369

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
42 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

STATEMENT OF OPERATIONS	August 31, 2015
For the year ended August 31, 2015

		Guggenheim	Guggenheim
	Guggenheim	China Technology	Emerging Markets		Guggenheim
	China All-Cap ETF	ETF	Real Estate ETF		Solar ETF
	(YAO )	(CQQQ )	(EMRE	)1	(TAN )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,217,542	$682,892	$76,583		$1,332,257
Less return of capital received	—	—	—		(401,816)
Income from securities lending	94,958	884,215	1,470		7,891,692
Total investment income	1,312,500	1,567,107	78,053		8,822,133
EXPENSES:
Management fees	361,975	578,339	14,859		1,746,186
Licensing fees	—	—	—		498,856
Custodian fees	—	—	—		107,968
Administration fees	—	—	—		84,848
Printing fees	—	—	—		52,990
Professional fees	—	—	—		33,610
Trustees' fees and expenses**	—	—	—		11,357
Insurance	—	—	—		5,409
Registration and filings	—	—	—		5,000
Other fees	21	17	—		13,464
Total expenses	361,996	578,356	14,859		2,559,688
Less:
Expenses waived by advisor	—	—	—		(114,866)
Net expenses	361,996	578,356	14,859		2,444,822
Net investment income	950,504	988,751	63,194		6,377,311
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,281,274)	(4,673,909)	(23,939)		(18,901,407)
In-kind transactions	1,979,671	11,533,611	—		38,387,403
Foreign currency transaction	869	(5,680)	44		(78,197)
Net realized gain (loss)	699,266	6,854,022	(23,895)		19,407,799
Net change in unrealized appreciation (depreciation) on:
Investments	(6,297,764)	(24,750,327)	(393,248)		(153,023,946)
Foreign currency translations	—	10	(150)		(3,444)
Net change in unrealized appreciation (depreciation)	(6,297,764)	(24,750,317)	(393,398)		(153,027,390)
Net realized and unrealized loss	(5,598,498)	(17,896,295)	(417,293)		(133,619,591)
Net decrease in net assets resulting from operations	$(4,647,994)	$(16,907,544)	$(354,099)		$(127,242,280)
* Foreign taxes withheld	$98,999	$3,943	$5,801		$365

**	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.
1	Commencement of investment operations September 29, 2014.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 43

STATEMENT OF OPERATIONS (continued)	August 31, 2015
For the year ended August 31, 2015

	Guggenheim S&P	Guggenheim S&P
	Global Water	High Income
	Index ETF	Infrastructure ETF
	(CGW )	(GHII	)2
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,925,445	$76,412
Income from securities lending	311,040	347
Total investment income	8,236,485	76,759
EXPENSES:
Management fees	1,768,746	6,190
Licensing fees	176,875	—
Custodian fees	108,609	—
Administration fees	85,750	—
Printing fees	44,156	—
Professional fees	37,295	—
Trustees' fees and expenses**	11,053	—
Registration and filings	5,000	—
Insurance	4,234	—
Other fees	17,935	—
Total expenses	2,259,653	6,190
Less:
Expenses waived by advisor	(2,217)	—
Net expenses	2,257,436	6,190
Net investment income	5,979,049	70,569
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,094,664)	(28,106)
In-kind transactions	10,251,220	39,633
Foreign currency transactions	(75,129)	(1,704)
Net realized gain	5,081,427	9,823
Net change in unrealized appreciation (depreciation) on:
Investments	(36,653,158)	(245,924)
Foreign currency translations	(11,495)	(81)
Net change in unrealized appreciation (depreciation)	(36,664,653)	(246,005)
Net realized and unrealized loss	(31,583,226)	(236,182)
Net decrease in net assets resulting from operations	$(25,604,177)	$(165,613)
* Foreign taxes withheld	$550,618	$7,301

**	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.
2	Commencement of investment operations February 11, 2015.

See notes to financial statements.
44 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	August 31, 2015

	Guggenheim China		Guggenheim China
	All-Cap ETF		Technology
	(YAO)		ETF (CQQQ)
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$950,504	$1,242,318	$988,751	$813,128
Net realized gain on investments	699,266	1,725,711	6,854,022	2,469,486
Net change in unrealized appreciation (depreciation) on investments	(6,297,764)	5,517,271	(24,750,317)	7,930,974
Net increase (decrease) in net assets resulting from operations	(4,647,994)	8,485,300	(16,907,544)	11,213,588
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,225,500)	(972,000)	(672,750)	(538,200)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	13,240,856	33,478,490	60,146,670
Cost of shares redeemed	(19,080,099)	(13,296,666)	(48,172,069)	(14,908,182)
Net decrease in net assets resulting from share transactions	(19,080,099)	(55,810)	(14,693,579)	45,238,488
Net increase (decrease) in net assets	(24,953,593)	7,457,490	(32,273,873)	55,913,876
NET ASSETS:
Beginning of year	54,261,717	46,804,227	78,077,409	22,163,533
End of year	$29,308,124	$54,261,717	$45,803,536	$78,077,409
Undistributed net investment income at end of year	$776,183	$973,154	$853,434	$451,736
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	500,000	900,000	1,750,000
Shares redeemed	(700,000)	(500,000)	(1,400,000)	(450,000)
Net increase (decrease) in shares	(700,000)	—	(500,000)	1,300,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 45

STATEMENTS OF CHANGES IN NET ASSETS continued	August 31, 2015

	Guggenheim
	Emerging Markets
	Real Estate ETF	Guggenheim Solar ETF
	(EMRE)	(TAN)
	Period from
	September 29, 2014a	Year Ended	Year Ended
	to August 31, 2015	August 31, 2015	August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$63,194	$6,377,311	$5,069,615
Net realized gain (loss) on investments	(23,895)	19,407,799	114,880,096
Net change in unrealized depreciation on investments	(393,398)	(153,027,390)	(18,474,838)
Net increase (decrease) in net assets resulting from operations	(354,099)	(127,242,280)	101,474,873
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(82,270)	(5,534,720)	(3,755,928)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	2,500,000	221,513,539	536,328,892
Cost of shares redeemed	—	(251,358,632)	(375,030,252)
Net increase (decrease) in net assets resulting from share transactions	2,500,000	(29,845,093)	161,298,640
Net increase (decrease) in net assets	2,063,631	(162,622,093)	259,017,585
NET ASSETS:
Beginning of period	—	429,167,346	170,149,761
End of period	$2,063,631	$266,545,253	$429,167,346
Undistributed (distributions in excess of) net investment income at end of period	$(16,519)	$2,948,189	$2,310,754
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	5,440,000	13,040,000
Shares redeemed	—	(6,320,000)	(9,440,000)
Net increase (decrease) in shares	100,000	(880,000)	3,600,000
a Commencement of operations

See notes to financial statements.
46 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	August 31, 2015

			Guggenheim S&P
			High Income
	Guggenheim S&P		Infrastructure
	Global Water Index ETF		ETF
	(CGW)		(GHII)
			Period from
	Year Ended	Year Ended	February 11, 2015a
	August 31, 2015	August 31, 2014	to August 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,979,049	$5,857,082	$70,569
Net realized gain on investments	5,081,427	2,861,520	9,823
Net change in unrealized appreciation (depreciation) on investments	(36,664,653)	50,434,537	(246,005)
Net increase (decrease) in net assets resulting from operations	(25,604,177)	59,153,139	(165,613)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,956,080)	(4,754,400)	(43,620)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	36,765,776	77,073,947	3,704,303
Cost of shares redeemed	(26,410,686)	(16,927,043)	(1,207,646)
Net increase in net assets resulting from share transactions	10,355,090	60,146,904	2,496,657
Net increase (decrease) in net assets	(21,205,167)	114,545,643	2,287,424
NET ASSETS:
Beginning of period	367,914,353	253,368,710	—
End of period	$346,709,186	$367,914,353	$2,287,424
Undistributed net investment income at end of period	$5,114,694	$5,166,854	$25,245
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,280,000	2,720,000	150,000
Shares redeemed	(960,000)	(640,000)	(50,000)
Net increase in shares	320,000	2,080,000	100,000
a Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 47

FINANCIAL HIGHLIGHTS	August 31, 2015
YAO Guggenheim China All-Cap ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2015	2014	2013	2012	2011
Per Share Data:
Net asset value, beginning of period	$28.56	$24.63	$21.66	$25.04	$24.56
Income from investment operations:
Net investment income(a)	0.53	0.62	0.46	0.52	0.41
Net gain (loss) on investments (realized and unrealized)	(4.02)	3.80	3.07	(3.32)	0.35
Total from investment operations	(3.49)	4.42	3.53	(2.80)	0.76
Less distributions from:
Net investment income	(0.65)	(0.49)	(0.56)	(0.58)	(0.28)
Total distributions to shareholders	(0.65)	(0.49)	(0.56)	(0.58)	(0.28)
Net asset value, end of period	$24.42	$28.56	$24.63	$21.66	$25.04
Market value, end of period	$24.13	$28.52	$24.49	$21.76	$25.07
Total Return(b)
Net asset value	-12.51%	18.05%	16.25%	-11.17%	3.01%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$29,308	$54,262	$46,804	$49,822	$72,607
Ratio to average net assets of:
Net investment income	1.84%	2.35%	1.92%	2.25%	1.50%
Total expenses	0.70%	0.71%	0.70%	0.70%	0.70%
Net expenses	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	17%	12%	16%	12%	16%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
48 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	August 31, 2015
CQQQ Guggenheim China Technology ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2015	2014	2013	2012	2011
Per Share Data:
Net asset value, beginning of period	$38.09	$29.55	$20.03	$25.44	$24.36
Income from investment operations:
Net investment income(a)	0.46	0.43	0.28	0.54	0.31
Net gain (loss) on investments (realized and unrealized)	(8.65)	8.39	9.67	(5.38)	0.90
Total from investment operations	(8.19)	8.82	9.95	(4.84)	1.21
Less distributions from:
Net investment income	(0.35)	(0.28)	(0.43)	(0.57)	(0.13)
Total distributions to shareholders	(0.35)	(0.28)	(0.43)	(0.57)	(0.13)
Net asset value, end of period	$29.55	$38.09	$29.55	$20.03	$25.44
Market value, end of period	$29.31	$37.88	$29.59	$19.96	$25.57
Total Return(b)
Net asset value	-21.62%	29.89%	50.39%	-19.10%	4.94%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$45,804	$78,077	$22,164	$17,029	$31,805
Ratio to average net assets of:
Net investment income	1.20%	1.22%	1.16%	2.38%	1.09%
Total expenses	0.70%	0.71%	0.70%	0.70%	0.70%
Net expenses	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	32%	39%	26%	43%	28%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 49

FINANCIAL HIGHLIGHTS continued	August 31, 2015
EMRE Guggenheim Emerging Markets Real Estate ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the period presented.
Period Ended
August 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$24.99
Income from investment operations:
Net investment income(b)	0.63
Net loss on investments (realized and unrealized)	(4.16)
Total from investment operations	(3.53)
Less distributions from:
Net investment income	(0.82)
Total distributions to shareholders	(0.82)
Net asset value, end of period	$20.64
Market value, end of period	$20.73
Total Return(c)
Net asset value	-14.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,064
Ratio to average net assets of:
Net investment income	2.76%
Total expenses	0.65%
Net expenses	0.65%
Portfolio turnover rate(d)	25%

(a)	Since commencement of operations: September 29, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
50 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	August 31, 2015
TAN Guggenheim Solar ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2015	2014	2013	2012	2011
Per Share Data*:
Net asset value, beginning of period	$43.58	$27.23	$16.74	$54.90	$73.30
Income from investment operations:
Net investment income(a)	0.72	0.52	0.56	1.84	1.80
Net gain (loss) on investments (realized and unrealized)	(13.94)	16.28	11.35	(37.89)	(19.90)
Total from investment operations	(13.22)	16.80	11.91	(36.05)	(18.10)
Less distributions from:
Net investment income	(0.64)	(0.45)	(1.42)	(2.11)	(0.30)
Total distributions to shareholders	(0.64)	(0.45)	(1.42)	(2.11)	(0.30)
Net asset value, end of period	$29.72	$43.58	$27.23	$16.74	$54.90
Market value, end of period	$29.57	$43.39	$27.16	$16.71	$54.60
Total Return(b)
Net asset value	-30.51%	62.06%	77.60%	-66.93%	-24.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$266,545	$429,167	$170,150	$42,992	$116,473
Ratio to average net assets of:
Net investment income	1.83%	1.28%	2.71%	7.07%	2.40%
Total expenses	0.73%	0.76%	0.86%	1.01%	0.88%
Net expenses	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	51%	47%	68%	49%	38%

*	Reflects 1 for 10 reverse stock split that occurred February 15, 2012.
(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 51

FINANCIAL HIGHLIGHTS continued	August 31, 2015
CGW Guggenheim S&P Global Water Index ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2015	2014	2013	2012	2011
Per Share Data:
Net asset value, beginning of period	$29.02	$23.90	$21.05	$20.06	$17.11
Income from investment operations:
Net investment income(a)	0.48	0.51	0.49	0.44	0.38
Net gain (loss) on investments (realized and unrealized)	(2.33)	5.03	2.81	0.96	2.99
Total from investment operations	(1.85)	5.54	3.30	1.40	3.37
Less distributions from:
Net investment income	(0.50)	(0.42)	(0.45)	(0.41)	(0.42)
Total distributions to shareholders	(0.50)	(0.42)	(0.45)	(0.41)	(0.42)
Net asset value, end of period	$26.67	$29.02	$23.90	$21.05	$20.06
Market value, end of period	$26.64	$29.08	$23.88	$20.98	$19.99
Total Return(b)
Net asset value	-6.47%	23.27%	15.85%	7.23%	19.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$346,709	$367,914	$253,369	$199,547	$214,190
Ratio to average net assets of:
Net investment income	1.69%	1.83%	2.13%	2.22%	1.85%
Total expenses	0.64%	0.65%	0.71%	0.76%	0.78%
Net expenses	0.64%	0.65%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	9%	7%	21%	31%	8%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
52 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	August 31, 2015
GHII Guggenheim S&P High Income Infrastructure ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the period presented.
Period Ended
August 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$25.05
Income from investment operations:
Net investment income(b)	0.71
Net loss on investments (realized and unrealized)	(2.45)
Total from investment operations	(1.74)
Less distributions from:
Net investment income	(0.44)
Total distributions to shareholders	(0.44)
Net asset value, end of period	$22.87
Market value, end of period	$22.56
Total Return(c)
Net asset value	-7.06%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,287
Ratio to average net assets of:
Net investment income	5.13%
Total expenses	0.45%
Net expenses	0.45%
Portfolio turnover rate(d)	13%

(a)	Since commencement of operations: February 11, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS	August 31, 2015
Note 1 – Organization:
Claymore Exchange-Traded Fund Trust 2 (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.
The following six portfolios have an annual reporting period ended on August 31, 2015:
Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Emerging Markets Real Estate ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF
Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim China All-Cap ETF	AlphaShares China All-Cap Index
Guggenheim China Technology ETF	AlphaShares China Technology Index
Guggenheim Emerging Markets	AlphaShares Emerging Markets
Real Estate ETF	Real Estate Index
Guggenheim Solar ETF	MAC Global Solar Energy Index
Guggenheim S&P Global Water Index ETF	S&P Global Water Index
Guggenheim S&P High Income	S&P High Income
Infrastructure ETF	Infrastructure Index
Note 2 – Accounting Policies:
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
The following is a summary of the significant accounting policies followed by the Funds.
(a) Valuation of Investments
The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.
Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.
Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange traded funds ("ETFs") and closed-end investment companies are valued at the last quoted sale price.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time.

54 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	August 31, 2015
Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/ dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).
(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily over the life of the security.
Real Estate Investment Trust ("REIT") distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.
(c) Currency Translations
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds' Statement of Operations.
Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translation in the Funds' Statement of Operations.
(d) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of August 31, 2015, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
(e) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim China All-Cap ETF	Annual
Guggenheim China Technology ETF	Annual
Guggenheim Emerging Markets Real Estate ETF	Quarterly
Guggenheim Solar ETF	Annual
Guggenheim S&P Global Water Index ETF	Annual
Guggenheim S&P High Income Infrastructure ETF	Quarterly
In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
(f) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at

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NOTES TO FINANCIAL STATEMENTS continued	August 31, 2015
least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
Fund	Loaned	Collateral	Collateral	Collateral
Guggenheim China
All-Cap ETF	$3,976,167	$4,092,518	$141,947	$4,234,465
Guggenheim China
Technology ETF	10,378,777	10,416,106	419,213	10,835,319
Guggenheim Emerging
Market Real Estate ETF	60,420	76,171	—	76,171
Guggenheim Solar ETF	118,196,929	114,747,111	9,584,882	124,331,993
Guggenheim S&P Global
Water Index ETF	4,984,635	5,246,450	—	5,246,450
Guggenheim S&P
High Income
Infrastructure ETF	84,369	86,992	—	86,992
Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board.
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim Solar ETF	0.50%
Guggenheim S&P Global Water Index ETF	0.50%
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim China All-Cap ETF	0.70%
Guggenheim China Technology ETF	0.70%
Guggenheim Emerging Markets Real Estate ETF	0.65%
Guggenheim S&P High Income Infrastructure ETF	0.45%
Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
Rydex Fund Services, LLC ("RFS"), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services, RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%
For the year ended August 31, 2015, the following Funds recognized Fund Administration expenses as follows:

Fund	Fund Administration Expense
Guggenheim Solar ETF	$84,848
Guggenheim S&P Global Water Index ETF	85,750
Due to their unitary management fee structure, Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim Emerging Markets Real Estate ETF and Guggenheim S&P High Income Infrastructure ETF do not pay a separate Fund Administration fee.
The Bank of New York Mellon Corp. ("BNY") acts as the Funds' custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.
The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Solar ETF and Guggenheim S&P Global Water Index ETF (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred

56 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	August 31, 2015
in the ordinary course of the Fund's business), from exceeding 0.65% of average net assets per year, at least until December 31, 2018.
For the year ended August 31, 2015, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Solar ETF	$114,866
Guggenheim S&P Global Water Index ETF	2,217
Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.
Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.
Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim China All-Cap ETF	AlphaShares, LLC
Guggenheim China Technology ETF	AlphaShares, LLC
Guggenheim Emerging Markets Real Estate ETF	AlphaShares, LLC
Guggenheim Solar ETF	MAC Indexing LLC
Guggenheim S&P Global Water Index ETF	Standard & Poor's Financial Services LLC,
a division of McGraw-Hill Financial
Guggenheim S&P High Income Infrastructure ETF	S&P Dow Jones Index Group
The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.
Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
The following table represents the Funds' investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2015:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Guggenheim China
All-Cap ETF	$32,945,721	$310,275	$131,286	$33,387,282
Guggenheim China
Technology ETF	55,951,021	166,466	47,031	56,164,518
Guggenheim Emerging
Markets Real
Estate ETF	2,140,351	—	—	2,140,351
Guggenheim Solar ETF	380,027,418	—	—	380,027,418
Guggenheim S&P
Global Water
Index ETF	350,195,928	—	—	350,195,928
Guggenheim S&P
High Income
Infrastructure ETF	2,367,371	—	—	2,367,371
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS continued	August 31, 2015
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy

		Ending Balance	Valuation	Unobservable
Fund	Category	at 8/31/15	Technique	Inputs
Guggenheim
China All-Cap			Last trade	25%-100%
ETF	Common Stocks	$131,286	with Adjustment	Discount
Guggenheim
China
Technology			Last trade
ETF	Common Stocks	$47,031	with Adjustment	25% Discount
Any remaining level 3 securities held by the Trust and excluded from the table above were not considered material to the Trust.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
The transfers in and out of the valuation levels as of August 31, 2015, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China All-Cap ETF
Transfer from Level 1 to Level 2	$310,275
Transfer from Level 1 to Level 3	121,067
The transfer from Level 1 to Level 2 and the transfer from Level 1 to Level 3 are the results of securities being halted on the principal exchange on which they trade.

Guggenheim China Technology ETF
Transfer from Level 1 to Level 2	$166,466
Transfer from Level 1 to Level 3	47,031
The transfer from Level 1 to Level 2 is due to lack of an active market.
The transfer from Level 1 to Level 3 is the result of the security being halted on the principal exchange on which it trades.
Except for Guggenheim China All-Cap ETF and Guggenheim China Technology ETF, there were no transfers between levels for these Funds for the year ended August 31, 2015.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended August 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China All-Cap ETF
Beginning Balance	$15,888
Realized Gain/Loss	(52,584)
Change in Unrealized Gain/Loss	19,203
Purchases	27,712
Transfer In	121,067
Ending Balance	$131,286

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China Technology ETF
Beginning Balance	$—
Transfer In	47,031
Ending Balance	$47,031

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Emerging Markets Real Estate ETF
Beginning Balance	$—
Change in Unrealized Gain/Loss	(16,584)
Purchases	16,584
Ending Balance	$—
Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.
As of August 31, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	(Depreciation )	(Depreciation )
Guggenheim China All-Cap ETF	$38,105,462	$3,544,358	$(8,262,538)	$(4,718,180)
Guggenheim China Technology ETF	71,069,814	2,261,877	(17,167,173)	(14,905,296)
Guggenheim Emerging Markets Real Estate ETF	2,546,922	86,470	(493,041)	(406,571)
Guggenheim Solar ETF	534,641,131	5,785,123	(160,398,836)	(154,613,713)
Guggenheim S&P Global Water Index ETF	309,310,913	63,437,039	(22,552,024)	40,885,015
Guggenheim S&P High Income Infrastructure ETF	2,613,295	12,044	(257,968)	(245,924)

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	August 31, 2015
Tax components accumulated earnings (deficit) of the following balances as of August 31, 2015, were as follows:

		Net Unrealized	Accumulated
	Undistributed	Appreciation	Capital and
Fund	Ordinary Income	(Depreciation )	Other Losses
Guggenheim China All-Cap ETF	$796,945	$(4,718,180)	$(8,454,834)
Guggenheim China Technology ETF	921,679	(14,905,283)	(13,075,336)
Guggenheim Emerging Markets
Real Estate ETF	—	(406,721)	(29,648)
Guggenheim Solar ETF	2,948,189	(154,615,217)	(304,094,232)
Guggenheim S&P Global
Water Index ETF	5,114,694	40,864,211	(96,280,459)
Guggenheim S&P High Income
Infrastructure ETF	25,245	(246,005)	(20,789)
Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.
Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2015, was as follows:

Distributions Paid from Ordinary Income
Guggenheim China All-Cap ETF	$1,225,500
Guggenheim China Technology ETF	672,750
Guggenheim Emerging Markets Real Estate ETF	82,270
Guggenheim Solar ETF	5,534,720
Guggenheim S&P Global Water Index ETF	5,956,080
Guggenheim S&P High Income Infrastructure ETF	43,620

The tax character of distributions paid during the year ended August 31, 2014, was as follows:

Distributions Paid from Ordinary Income
Guggenheim China All-Cap ETF	$972,000
Guggenheim China Technology ETF	538,200
Guggenheim Solar ETF	3,755,928
Guggenheim S&P Global Water Index ETF	4,754,400
As of August 31, 2015, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the inherent differences between book and tax treatment of investment in real estate investment trusts, foreign currency transactions, redemption in-kind transactions, disposition of passive foreign investment company stocks, wash sales from redemption in-kind transactions and return of capital distributions. Net investment income, net realized gains and net assets were not affected by these changes.

		Undistributed
		(Distributions in
		Excess of)	Accumulated
	Paid-In	Net Investment	Net Realized
Fund	Capital	Income	Gain (Loss )
Guggenheim China All-Cap ETF	$1,465,355	$78,025	$(1,543,380)
Guggenheim China Technology ETF	9,090,766	85,697	(9,176,463)
Guggenheim Emerging
Markets Real Estate ETF	—	2,557	(2,557)
Guggenheim Solar ETF	29,792,422	(205,156)	(29,587,266)
Guggenheim S&P Global
Water Index ETF	9,688,893	(75,129)	(9,613,764)
Guggenheim S&P High
Income Infrastructure ETF	32,316	(1,704)	(30,612)
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of August 31, 2015, capital loss carryforwards for the Funds were as follows:

				Unlimited	Unlimited	Total
	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
Fund	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim China All-Cap ETF	$—	$(29,627)	$(853,049)	$(1,059,278)	$(6,512,880)	$(8,454,834)
Guggenheim China Technology ETF	—	—	(188,097)	(5,182,855)	(7,704,384)	(13,075,336)
Guggenheim Emerging Markets Real Estate ETF	—	—	—	(16,374)	—	(16,374)
Guggenheim Solar ETF	(6,030,482)	(118,836,026)	(21,764,929)	(31,089,341)	(126,373,454)	(304,094,232)
Guggenheim S&P Global Water Index ETF	(31,879,617)	(38,476,281)	(16,548,141)	(1,193,868)	(8,182,552)	(96,280,459)
Guggenheim S&P High Income
Infrastructure ETF	—	—	—	(20,789)	—	(20,789)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS continued	August 31, 2015
Pursuant to Federal income tax regulations applicable to investment companies, the Funds can elect to treat net capital losses and certain ordinary losses realized between November 1 and August 31 of each year as occurring on the first day of the following tax year. The Funds also can elect to treat certain ordinary losses realized between January 1 and August 31 of each year as occurring on the first day of the following tax year. The following Fund has elected to treat the ordinary loss as a post-October Loss:

Fund	Ordinary	Capital
Guggenheim Emerging Markets Real Estate ETF	$13,274	$—
For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund's tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 6 – Investments in Securities:
For the year ended August 31, 2015, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim China All-Cap ETF	$8,566,480	$9,040,252
Guggenheim China Technology ETF	26,127,296	25,489,317
Guggenheim Emerging Markets Real Estate ETF	1,127,710	602,909
Guggenheim Solar ETF	174,901,403	176,605,279
Guggenheim S&P Global Water Index ETF	32,451,992	33,210,837
Guggenheim S&P High Income Infrastructure ETF	1,200,839	336,390
For the year ended August 31, 2015, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim China All-Cap ETF	$—	$18,870,478
Guggenheim China Technology ETF	33,257,276	47,964,870
Guggenheim Emerging Markets Real Estate ETF	1,956,963	—
Guggenheim Solar ETF	217,364,394	244,979,437
Guggenheim S&P Global Water Index ETF	35,674,683	25,653,051
Guggenheim S&P High Income Infrastructure ETF	2,505,306	854,976
Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.
Note 8 – Distribution and Service Plan:
The Board has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.
Note 9 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Note 10 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds' financial statements.

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	August 31, 2015
The Board of Trustees and Shareholders of Claymore Exchange-Traded Fund Trust 2
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim Emerging Markets Real Estate ETF, Guggenheim Solar ETF, Guggenheim S&P Global Water Index ETF, and Guggenheim S&P High Income Infrastructure ETF (six of the portfolios constituting the Claymore Exchange-Traded Fund Trust 2 (the Trust)) as of August 31, 2015, and the related statements of operations, changes in net assets, and the financials highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective six portfolios constituting the Claymore Exchange-Traded Fund Trust 2 at August 31, 2015, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Chicago, Illinois
October 26, 2015

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 61

SUPPLEMENTAL INFORMATION (Unaudited)	August 31, 2015
Federal Income Tax Information
In January 2016, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2015.
The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. See qualified dividend income column in the table below.
The Trust's investment income(dividend income plus short-term gains, if any) qualifies as follows:
Guggenheim Emerging Market Real Estate ETF intends to designate $5,275 of foreign tax withholding on foreign source income of $75,818.
Guggenheim China All-Cap ETF intends to designate $97,737 of foreign tax withholding on foreign source income of $1,105,865.
Guggenheim S&P Global Water Index ETF intends to designate $360,952 of foreign tax withholding on foreign source income of $5,394,621.
Of the ordinary income distributions paid during the year, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	Dividend received deduction
Guggenheim China All-Cap ETF	0.04%
Guggenheim China Technology ETF	0.00%
Guggenheim Emerging Markets Real Estate ETF	0.29%
Guggenheim Solar ETF	0.03%
Guggenheim S&P Global Water ETF	21.71%
Guggenheim S&P High Income Infrastructure ETF	13.48%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

Fund	Qualified dividend income
Guggenheim China All-Cap ETF	65.36%
Guggenheim China Technology ETF	20.60%
Guggenheim Emerging Markets Real Estate ETF	33.87%
Guggenheim Solar ETF	3.49%
Guggenheim S&P Global Water ETF	99.09%
Guggenheim S&P High Income Infrastructure ETF	98.93%
Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.
The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	93	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	89	Current: Midland Care, Inc. (2011- present)
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	89	Current: Westar Energy, Inc. (2004- present); CoreFirst Bank & Trust (2000-present).

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	August 31, 2015

Name, Address* and Year of Birth	Position(s) Held with Trust	Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Independent Trustees continued:
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company(1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	89	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	89	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002-present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	95	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	89	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	92	Former: Bennett Group of Funds (2011-2013).

Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	224
Current: Clear Spring Life Insurance Company (2015-present) Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011- present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Adviser and/or the parent of the Investment Adviser.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 63

SUPPLEMENTAL INFORMATION (Unaudited) continued	August 31, 2015
Officers
The Principal Executive Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004- 2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

64 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

APPROVAL OF ADVISORY AGREEMENT –
CLAYMORE EXCHANGE TRADED FUND TRUST 2	August 31, 2015
Claymore Exchange-Traded Fund Trust 2 (the "Trust") was organized as a Delaware statutory trust on June 8, 2006, and is authorized to establish multiple series, each representing interests in a separate portfolio of securities and other assets of the Trust (each, a "Fund" and collectively, the "Funds"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Adviser"), a subsidiary of Guggenheim Funds Services, LLC ("GFS"), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm ("Guggenheim Partners"), serves as each Fund's investment adviser and provides certain administrative and other services pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GFIA (the "Advisory Agreement"). (Guggenheim Partners, GFIA, GFS and their affiliates may be referred to herein collectively as "Guggenheim.") Under the supervision of the Board of Trustees of the Trust (the "Board," with the members of the Board referred to individually as the "Trustees"), GFIA is responsible for the overall management and administration of the Funds and provides certain facilities and personnel in connection with such services.
Following an initial two-year term, the Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not "interested persons," as defined by the 1940 Act, of the Trust (the "Independent Trustees") casting votes in person at a meeting called for such purpose. At meetings held in person on April 29, 2015 (the "April Meeting") and on May 19, 2015 (the "May Meeting"), the Contracts Review Committee of the Board (the "Committee"), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees ("Independent Legal Counsel"). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees' legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. In this connection, Independent Legal Counsel advised the Committee of: (i) the responsibilities of board members under applicable law; (ii) the standards for determining what constitutes an excessive fee as delineated by the courts and the factors the Trustees should consider in determining whether to approve the fee arrangements; and (iii) the disclosure requirements pertaining to these approvals, as required by the Securities and Exchange Commission. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by GFIA is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations it received (and also received by the full Board) during the year regarding performance and operating results of the Funds.
In connection with the contract review process, FUSE Research Network LLC ("FUSE"), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds' relative position regarding fees, expenses, total return performance and tracking error, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports.
Guggenheim prepared a presentation in response to a formal request for information sent by Independent Legal Counsel on behalf of the Independent Trustees. In addition, Guggenheim made a presentation at the April Meeting, which addressed areas identified for discussion by the Committee Chair and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the "Contract Materials").
Among other things, Guggenheim provided: (i) staffing reports and biographies of those key personnel of Guggenheim providing services to the Funds and other registered investment companies for which GFIA or an affiliate serves as investment adviser ("Guggenheim Funds"); (ii) descriptions of various services performed by Guggenheim for the Guggenheim Funds, including the provision of a continuous investment program for each Fund, monitoring compliance with Fund investment strategies and statutory requirements, reviewing trading processes and conducting investment performance analyses; (iii) information regarding compliance and regulatory history for GFIA, including its Form ADV; and (iv) information concerning the parent company and overall Guggenheim organization and strategic plans and goals, all to assist the Committee in assessing the nature, extent and quality of services provided by GFIA. In addition, Guggenheim's response included information comparing the investment performance, tracking error, advisory fee and total net expense ratio (and/or unitary fee, as applicable) of each Fund to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by Guggenheim), charts showing gross revenues, expenses and earnings for Guggenheim by product line and with respect to each Fund, including a breakout of various expenses, a description of Guggenheim's expense allocation methodology and information about the profitability of the Funds to Guggenheim Investments (the investment management business of Guggenheim Partners), financial information for Guggenheim Investments and certain information about Guggenheim's insurance policies, business continuity plan, proxy voting procedures, trade allocation, shareholder communications and compliance monitoring, among other things.
The Committee considered the foregoing Contract Materials in the context of its substantial accumulated experience in governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee

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APPROVAL OF ADVISORY AGREEMENT –
CLAYMORE EXCHANGE TRADED FUND TRUST 2 continued	August 31, 2015
concluded that it was in the best interests of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional 12-month term as to the Funds listed in Appendix A.
Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Funds, including those personnel providing compliance oversight. In this connection, the Committee considered Guggenheim's resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim's report on recent additions and departures in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser.
The Committee also considered the Adviser's attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust's Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In addition, the Committee took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of additional staff to support the firm's Chief Risk Officer, initiatives related to the risks associated with the investment process and risk at the enterprise level, the organization's risk management infrastructure and critical activities. The Committee also considered Guggenheim's other initiatives intended to achieve greater enhancements and efficiencies in the organization's ability to provide services to all Guggenheim Funds, including the Funds, such as efforts to consolidate compliance manuals and align processes of the Funds with those of other Funds managed by the Adviser or another Guggenheim affiliate. In addition, in connection with the Committee's evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser's administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the accounting agent, administrator, custodian, distributor, securities lending agent, transfer agent and other service providers to the Funds.
The Committee also noted the distinctive nature of the Funds, as exchange-traded funds ("ETFs"), each of which generally is constructed to track the performance of a defined index of securities, before fund fees and expenses. In this connection, the Committee considered the experience and expertise appropriate in an investment adviser to ETFs. The Committee also considered the Adviser's monitoring of the ETFs' participation in the securities lending program and the secondary market support services provided by the Adviser to the Funds, including the Adviser's efforts to educate investment professionals about the Funds and other Guggenheim Funds.
With respect to Guggenheim's resources and the Adviser's ability to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning Guggenheim Investments' holding company, Guggenheim Partners Investment Management Holdings, LLC ("GPIMH"), including GFIA. (The Committee received the audited consolidated financial statements of GPIMH and audited financial statements of GFIA once available following the April Meeting.)
The Committee also considered the acceptability of the terms of the Advisory Agreement. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee's knowledge of the Adviser's quality of performance of its duties through Board meetings, discussions, and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance: The Committee noted that, in view of the distinctive investment objective of the Funds, and the expectations of shareholders, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which each Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its applicable index. Thus, the Committee focused its attention primarily on the tracking error data provided in the FUSE reports for each Fund, which was provided for the five-year, three-year, one-year, three-month and since inception periods as of December 31, 2014, as applicable. In this regard, the Committee noted Guggenheim's statement that it examines the tracking error on a monthly and quarterly basis for purposes of: (i) determining whether the tracking error is stable or trending; (ii) evaluating factors underlying any trending in tracking error, particularly where the trend is toward greater tracking error; and (iii) assessing whether there are any tools or strategies at Guggenheim's disposal to mitigate any trend toward greater tracking error. The Committee also took into account Guggenheim's explanation that it places greater emphasis on tracking error trends than it does on absolute tracking error because certain index-benchmarked ETFs may be more disposed to higher levels of tracking error, such as, for instance, with respect to a new ETF or an ETF that has yet to reach critical asset mass and consequently, may be unable to deploy its assets in a manner that replicates all of the constituent holdings of an index in the same proportion that the index holds them. The Committee noted other factors identified by Guggenheim that may impact tracking error, including pricing of halted or less liquid securities, time zone pricing-related issues and currency conversion sources.
In the course of its review of tracking error data, the Committee considered management's views and explanation of tracking error and tracking error trends for the Funds. The Committee considered the investment performance of the Funds as measured by total return in comparison to its peer group of funds as a measure for considering the Adviser's oversight of the applicable index. As to tracking error trends, the Committee observed that the Guggenheim China Small Cap ETF (HAO),

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

APPROVAL OF ADVISORY AGREEMENT –
CLAYMORE EXCHANGE TRADED FUND TRUST 2 continued	August 31, 2015
an index-benchmarked ETF, has exhibited recent upticks in tracking error. The Committee considered the Adviser's statement that there are challenges associated with this Fund, including difficulties in pricing its securities, which are foreign securities or proxies for foreign securities that are less liquid and at times, subject to trading halts. The Adviser noted that AlphaShares, LLC (the index provider) had recently introduced a new regimen for dealing with halted securities that seeks to mitigate the gap in pricing information.
After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Advisory Agreement, that: (i) the Funds had in fact tracked their indexes within an acceptable range; (ii) over time the tracking by the Funds had improved and as of the most recent annual period had in fact tracked their indexes within an acceptable range; or (iii) it was satisfied with Guggenheim's efforts and explanation for the tracking error data presented in the FUSE reports.
Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds: The Committee reviewed and discussed the information provided by the Adviser as to each Fund's contractual advisory fee and total net expense ratio, as compared to those of the peer group funds presented in the FUSE report. The Committee noted that either: (i) the Adviser has contractually agreed to waive a portion of the advisory fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, all or a portion of each Fund's licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund's business) over a particular amount; or (ii) the advisory fee is a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, payments under the Funds' 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Committee noted that, for most of the Funds, the advisory fees, after giving effect to the contractual waivers where applicable, were generally within the range of the peer group of funds in the FUSE report. As to each Fund, the Committee considered the comparative fee and expense data provided relative to the peer group within the context of the Fund's investment objective and the uniqueness of the Fund's underlying index.
In further considering the comparative fee and expense data presented in the Contract Materials and addressed by Guggenheim, the Committee made the following observations for certain Funds:
Guggenheim Shipping ETF (SEA): The contractual advisory fee is in the fourth quartile (80th percentile) of its peer group and the total net expense ratio is in the third quartile (60th percentile) of its peer group (1 basis point above the median). The Committee considered the Adviser's statement that the Fund's exposure is exclusively to global shipping companies, while its peer group consists of competitors that are more broadly focused on domestic transportation or industrials.
Guggenheim Timber ETF (CUT): The contractual advisory fee and total net expense ratio are in the fourth quartile (100th percentile as to each) of its peer group. The Committee noted that the Fund's peer group contains only one other fund. In addition, the Adviser has entered into an expense limitation agreement with respect to the Fund.
Guggenheim China Real Estate ETF (TAO): The contractual advisory fee and total net expense ratio are in the fourth quartile (100th percentile as to each) of its peer group. The Committee noted that the Fund's peer group contains only one other fund. In addition, the Adviser has entered into an expense limitation agreement with respect to the Fund.
Guggenheim China Technology ETF (CQQQ): The contractual advisory fee and total net expense ratio are in the fourth quartile (100th percentile as to each) of its peer group. The Committee observed that the Fund's contractual advisory fee and total net expense ratio are 2 basis points and 3 basis points, respectively, above the median advisory fee and total net expense ratio of its peers. The Committee also noted that the Fund's peer group contains only two other funds.
With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2014, ending assets under management as of December 31, 2014, gross revenues received by Guggenheim Investments, expenses incurred in providing services to the Funds, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2013. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.
The Committee considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser's affiliate, Rydex Fund Services, LLC, from serving as administrator provide Guggenheim with additional revenue for those Funds without a unitary fee structure. The Committee also noted Guggenheim's statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds. The Committee considered the limitations of the methodologies used by Guggenheim for determining the profitability for the ETFs on a Fund-by-Fund basis. The Committee noted that, for the ETFs as a product group, the profitability is not unreasonable. The Committee also considered the variances in the profitability information presented for the individual Funds, including how the structure of a unitary fee versus a non-unitary fee impacted the profitability calculation. Based on all of the information provided and its review, the Committee determined that Guggenheim Investments' profitability from its relationship with the Funds is not unreasonable.
Economies of Scale: The Committee considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 67

APPROVAL OF ADVISORY AGREEMENT –
CLAYMORE EXCHANGE TRADED FUND TRUST 2 continued	August 31, 2015
sharing of such economies of scale for the benefit of Fund investors. The Committee considered each Fund's asset size, advisory fee structure, net expense ratio giving effect to any applicable expense waiver and/or reimbursement agreement or unitary fee agreement with the Adviser and whether the investment process produced economies of scale. The Committee was of the view that economies of scale were being shared with the Funds subject to a unitary fee arrangement by virtue of an advisory fee, set at a relatively low level since the inception of each applicable Fund, that subsumed economies of scale in the fee itself. As to economies of scale with respect to the Funds not subject to a unitary fee, and as to Guggenheim's suite of ETF products generally, the Committee took into account its discussion with the Chief Financial Officer of Guggenheim Investments and management's statement that the Funds have experienced significant volatility in assets under management and are not yet stabilized at an asset size at which economies of scale are realized. In addition, the Committee noted the Adviser's statement that it will continue to monitor the ETF fee landscape and recommend changes as the ETFs' assets individually and across the complex grow to levels where economies of scale may be achievable. The Committee also noted the Adviser's statement that Guggenheim continues to develop the infrastructure needed to support Fund asset growth and to achieve economies of scale across the firm's various products and product lines. Thus, while Guggenheim may be benefiting from certain economies of scale and related cost efficiencies, it is concurrently realizing new costs and expenses associated with investment in infrastructure, personnel and systems.
Overall Conclusions
Based on the foregoing, the Committee determined at the May Meeting that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interests of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional 12-month term. Thereafter, at a meeting held on May 20, 2015, the Board, including all of the Independent Trustees, approved the removal of the Advisory Agreement for an additional 12-month term.

68 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT

APPENDIX A	August 31, 2015
Claymore Exchange-Traded Fund Trust 2
•            Guggenheim Canadian Energy Income ETF (ENY)
•            Guggenheim China All-Cap ETF (YAO)
•            Guggenheim China Real Estate ETF (TAO)
•            Guggenheim China Small Cap ETF (HAO)
•            Guggenheim China Technology ETF (CQQQ)
•            Guggenheim Frontier Markets ETF (FRN)
•            Guggenheim International Multi-Asset Income ETF (HGI)
•            Guggenheim Shipping ETF (SEA)
•            Guggenheim Solar ETF (TAN)
•            Guggenheim Timber ETF (CUT)
•            Guggenheim S&P Global Water Index ETF (CGW)

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This Page Intentionally Left Blank.

TRUST INFORMATION	August 31, 2015

Board of Trustees	Principal Executive Officers	Investment Adviser	Accounting Agent,
Randall C. Barnes	Donald C. Cacciapaglia	Guggenheim Funds	Custodian and
	President and Chief	Investment Advisors, LLC	Transfer Agent
Donald C. Cacciapaglia*	Executive Officer	Chicago, IL	The Bank of New York
Mellon Corp.
Donald A. Chubb, Jr.	Joanna M. Catalucci	Distributor	New York, NY
	Chief Compliance Officer	Guggenheim Funds
Jerry B. Farley		Distributors, LLC	Legal Counsel
	Amy J. Lee	Chicago, IL	Dechert LLP
Roman Friedrich III	Chief Legal Officer		New York, NY
Administrator
Robert B. Karn III	Mark M. Mathiasen	Rydex Fund Services, LLC	Independent Registered
	Secretary	Rockville, MD	Public Accounting Firm
Ronald A. Nyberg			Ernst & Young LLP
	John L. Sullivan		Chicago, IL
Maynard F. Oliverius	Chief Financial Officer,
Chief Accounting Officer
Ronald E. Toupin, Jr.,	and Treasurer
Chairman

* Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) ("Interested Trustee") of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.
This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments' website at guggenheiminvestments.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments' website at guggenheiminvestments.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Premium/Discount Information
Information showing the number of days the market price of each Fund's shares was greater than the Fund's NAV and the number of days it was less than the Fund's NAV (i.e., premium or discount) for various time periods is available by visiting the Funds' website at guggenheiminvestments.com.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 ANNUAL REPORT | 71

ABOUT THE TRUST ADVISER
Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $240 billion in total assets as of June 30, 2015. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.
Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim Solar ETF, Guggenheim Emerging Markets Real Estate ETF, Guggenheim S&P High Income Infrastructure ETF and Guggenheim S&P Global Water Index ETF's portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. Mr. Byrum holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor's degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst in ETF Portfolio Management of Guggenheim Investments and joined Guggenheim Investments in December of 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.
Claymore Exchange-Traded Fund Trust 2 Overview
The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company complex consisting of 13 separate exchange-traded "index funds" as of September 30, 2015. The investment objective of each of the index funds is to correspond generally to the performance, before fees and expenses, of a specified market index.
This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the Fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800)345-7999. Please read the prospectus carefully before investing. All Funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the Funds.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC (10/15)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-002-AR-0815

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)           (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).

(2) Not applicable.

(3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Robert B. Karn III.  Mr. Karn is an independent Trustee for purposes of this Item 3 of Form N-CSR.  Mr. Karn qualifies as an audit committee financial expert by virtue of his experience obtained as a managing partner in a public accounting firm, which included an understanding of generally accepted accounting principles (“GAAP”) in connection with the accounting for estimates, accruals and reserves and also the review, audit and evaluation of financial statements using GAAP.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $54,396 and $38,220 for the fiscal years ending August 31, 2015 and August 31, 2014, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the fiscal years ending August 31, 2015 and August 31, 2014, respectively.

The registrant’s principal accountant did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $58,370 and $30,900 for the fiscal years ending August 31, 2015 and August 31, 2014, respectively.

The registrant’s principal accountant did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs 4(a) through 4(c) of this Item were $0 and $0 for the fiscal years ending August 31, 2015 and August 31, 2014, respectively.

The registrant’s principal accountant did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

 (e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

Section V.B.2: Pre-approve any engagement of the independent auditors to provide any services, other than “prohibited non-audit services,” to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include the following (collectively, “Identified Services”):

Audit Services
•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services
•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services
•	Recurring tax services:
o	Preparation of Federal and state income tax returns, including extensions
o	Preparation of calculations of taxable income, including fiscal year tax designations
o	Preparation of annual Federal excise tax returns (if applicable)
o	Preparation of calendar year excise distribution calculations
o	Calculation of tax equalization on an as-needed basis
o	Preparation of the estimated excise distribution calculations on an as-needed basis
o	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o	Provision of tax compliance services in India for Funds with direct investments in India
o	Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes
•	Permissible non-recurring tax services upon request:
o	Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards
o	Assistance with calendar year shareholder reporting designations on Form 1099

o	Assistance with corporate actions and tax treatment of complex securities and structured products
o	Assistance with IRS ruling requests and calculation of deficiency dividends
o	Conduct training sessions for the Adviser’s internal tax resources
o	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions
o	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o	RIC qualification reviews
o	Tax distribution analysis and planning
o	Tax authority examination services
o	Tax appeals support services
o	Tax accounting methods studies
o	Fund merger, reorganization and liquidation support services
o	Tax compliance, planning and advice services and related projects
(b)	The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c)
For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e)
All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter.  The Trust’s CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f)
The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

Section V.B.3: Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)
For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           Not applicable.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $58,370 and $30,900 for the fiscal years ending August 31, 2015, and August 31, 2015, respectively.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a) The Audit Committee was established as a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the registrant is composed of Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.

(b) Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics for Chief Executive and Senior Financial Officers.

(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:          /s/ Donald C. Cacciapaglia

Name:     Donald C. Cacciapaglia

Title:       President and Chief Executive Officer

Date:       November 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia

Name:     Donald C. Cacciapaglia

Title:       President and Chief Executive Officer

Date:       November 6, 2015

By:          /s/ John L. Sullivan

Name:     John L. Sullivan

Title:       Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       November 6, 2015